UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-02105

Fidelity Salem Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	January 31, 2026

Item 1.

Reports to Stockholders

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2026
Fidelity® SAI U.S. Value Index Fund Fidelity® SAI U.S. Value Index Fund : FSWCX

This semi-annual shareholder report contains information about Fidelity® SAI U.S. Value Index Fund for the period August 1, 2025 to January 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI U.S. Value Index Fund	$ 6	0.11%
Key Fund Statistics
(as of January 31, 2026)

KEY FACTS
Fund Size	$7,179,207,409
Number of Holdings	202
Portfolio Turnover	59%
What did the Fund invest in?
(as of January 31, 2026)

MARKET SECTORS (% of Fund's net assets)
Information Technology	23.2
Financials	22.5
Energy	14.2
Health Care	12.7
Communication Services	11.2
Consumer Discretionary	4.5
Consumer Staples	4.2
Materials	3.3
Industrials	3.1
Utilities	0.6
Real Estate	0.3

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.8
Short-Term Investments and Net Other Assets (Liabilities) - 0.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 99.4
Australia - 0.4
Bermuda - 0.1
Puerto Rico - 0.1

TOP HOLDINGS (% of Fund's net assets)
Micron Technology Inc	4.9
NVIDIA Corp	4.2
Exxon Mobil Corp	4.1
Chevron Corp	3.4
Bank of America Corp	3.4
Apple Inc	3.1
Wells Fargo & Co	3.0
Merck & Co Inc	3.0
Microsoft Corp	2.3
Alphabet Inc Class A	2.3
33.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915352.101    3056-TSRS-0426

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2026
Fidelity® SAI U.S. Quality Index Fund Fidelity® SAI U.S. Quality Index Fund : FUQIX

This semi-annual shareholder report contains information about Fidelity® SAI U.S. Quality Index Fund for the period August 1, 2025 to January 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI U.S. Quality Index Fund	$ 6	0.11%
Key Fund Statistics
(as of January 31, 2026)

KEY FACTS
Fund Size	$26,848,352,275
Number of Holdings	82
Portfolio Turnover	40%
What did the Fund invest in?
(as of January 31, 2026)

MARKET SECTORS (% of Fund's net assets)
Information Technology	38.8
Communication Services	13.0
Health Care	12.8
Financials	11.6
Consumer Staples	6.0
Industrials	5.8
Consumer Discretionary	3.7
Real Estate	1.5
Energy	0.2

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 93.4
Short-Term Investments and Net Other Assets (Liabilities) - 6.6

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 100.0

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	8.7
Apple Inc	8.0
Alphabet Inc Class A	7.9
Microsoft Corp	6.9
Meta Platforms Inc Class A	5.0
Eli Lilly & Co	4.3
Visa Inc Class A	3.8
Mastercard Inc Class A	3.8
Procter & Gamble Co/The	3.6
AbbVie Inc	3.6
55.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915332.101    2803-TSRS-0426

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2026
Fidelity® SAI U.S. Momentum Index Fund Fidelity® SAI U.S. Momentum Index Fund : FUMIX

This semi-annual shareholder report contains information about Fidelity® SAI U.S. Momentum Index Fund for the period August 1, 2025 to January 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI U.S. Momentum Index Fund	$ 6	0.11%
Key Fund Statistics
(as of January 31, 2026)

KEY FACTS
Fund Size	$6,976,734,196
Number of Holdings	137
Portfolio Turnover	170%
What did the Fund invest in?
(as of January 31, 2026)

MARKET SECTORS (% of Fund's net assets)
Information Technology	42.3
Industrials	16.0
Financials	13.2
Communication Services	9.5
Health Care	9.4
Consumer Discretionary	4.7
Utilities	1.4
Materials	1.4
Real Estate	1.1
Consumer Staples	0.7
Energy	0.0

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.7
Short-Term Investments and Net Other Assets (Liabilities) - 0.3

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 99.0
Switzerland - 0.5
Australia - 0.3
Thailand - 0.1
Puerto Rico - 0.1

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	10.1
Alphabet Inc Class A	8.5
Broadcom Inc	5.2
JPMorgan Chase & Co	4.0
Johnson & Johnson	4.0
Microsoft Corp	3.6
Micron Technology Inc	3.5
Apple Inc	3.2
GE Aerospace	2.6
Palantir Technologies Inc Class A	2.5
47.2
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915346.101    2882-TSRS-0426

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2026
Fidelity® SAI U.S. Large Cap Index Fund Fidelity® SAI U.S. Large Cap Index Fund : FLCPX

This semi-annual shareholder report contains information about Fidelity® SAI U.S. Large Cap Index Fund for the period August 1, 2025 to January 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI U.S. Large Cap Index Fund	$ 1	0.02%
Key Fund Statistics
(as of January 31, 2026)

KEY FACTS
Fund Size	$15,279,894,623
Number of Holdings	507
Portfolio Turnover	14%
What did the Fund invest in?
(as of January 31, 2026)

MARKET SECTORS (% of Fund's net assets)
Information Technology	33.3
Financials	12.9
Communication Services	11.0
Consumer Discretionary	10.4
Health Care	9.4
Industrials	8.6
Consumer Staples	5.0
Energy	3.2
Utilities	2.2
Materials	2.0
Real Estate	1.7

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.7
Short-Term Investments and Net Other Assets (Liabilities) - 0.3

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 99.8
Switzerland - 0.1
Netherlands - 0.1

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	7.9
Apple Inc	6.5
Microsoft Corp	5.4
Amazon.com Inc	3.9
Alphabet Inc Class A	3.4
Broadcom Inc	2.7
Alphabet Inc Class C	2.6
Meta Platforms Inc Class A	2.6
Tesla Inc	2.1
Berkshire Hathaway Inc Class B	1.6
38.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915333.101    2807-TSRS-0426

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2026
Fidelity® SAI Small-Mid Cap Momentum Index Fund Fidelity® SAI Small-Mid Cap Momentum Index Fund : FZFLX

This semi-annual shareholder report contains information about Fidelity® SAI Small-Mid Cap Momentum Index Fund for the period August 1, 2025 to January 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI Small-Mid Cap Momentum Index Fund	$ 3	0.05%
Key Fund Statistics
(as of January 31, 2026)

KEY FACTS
Fund Size	$2,052,537,827
Number of Holdings	227
Portfolio Turnover	109%
What did the Fund invest in?
(as of January 31, 2026)

MARKET SECTORS (% of Fund's net assets)
Industrials	27.4
Information Technology	18.6
Health Care	11.6
Financials	11.3
Consumer Discretionary	10.1
Materials	7.2
Energy	4.3
Utilities	3.2
Consumer Staples	2.3
Communication Services	2.2
Real Estate	1.4

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.6
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 93.9
Australia - 1.6
Thailand - 1.2
United Kingdom - 1.1
Canada - 0.9
Puerto Rico - 0.6
Sweden - 0.6
Switzerland - 0.1

TOP HOLDINGS (% of Fund's net assets)
Sandisk Corp/DE	3.4
Comfort Systems USA Inc	1.7
Anglogold Ashanti Plc	1.6
Rocket Lab Corp	1.6
Ciena Corp	1.5
Curtiss-Wright Corp	1.4
Albemarle Corp	1.4
Lumentum Holdings Inc	1.4
Casey's General Stores Inc	1.4
Tapestry Inc	1.3
16.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915331.101    2786-TSRS-0426

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2026
Fidelity® SAI Real Estate Index Fund Fidelity® SAI Real Estate Index Fund : FESIX

This semi-annual shareholder report contains information about Fidelity® SAI Real Estate Index Fund for the period August 1, 2025 to January 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI Real Estate Index Fund	$ 4	0.07%
Key Fund Statistics
(as of January 31, 2026)

KEY FACTS
Fund Size	$162,811,404
Number of Holdings	154
Portfolio Turnover	9%
What did the Fund invest in?
(as of January 31, 2026)

TOP INDUSTRIES (% of Fund's net assets)
Specialized REITs	31.9
Health Care REITs	14.8
Retail REITs	14.0
Industrial REITs	11.4
Residential REITs	11.3
Real Estate Management & Development	9.2
Office REITs	2.8
Hotel & Resort REITs	2.2
Diversified REITs	2.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.7
Short-Term Investments and Net Other Assets (Liabilities) - 0.3

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 100.0

TOP HOLDINGS (% of Fund's net assets)
Prologis Inc	8.2
Welltower Inc	7.9
American Tower Corp	5.7
Equinix Inc	4.6
Simon Property Group Inc	4.3
Digital Realty Trust Inc	3.7
Realty Income Corp	3.6
CBRE Group Inc Class A	3.4
Public Storage	3.0
Crown Castle Inc	2.6
47.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915334.101    2810-TSRS-0426

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2026
Fidelity® Real Estate Index Fund Fidelity® Real Estate Index Fund : FSRNX

This semi-annual shareholder report contains information about Fidelity® Real Estate Index Fund for the period August 1, 2025 to January 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Real Estate Index Fund	$ 4	0.07%
Key Fund Statistics
(as of January 31, 2026)

KEY FACTS
Fund Size	$2,986,715,192
Number of Holdings	155
Portfolio Turnover	2%
What did the Fund invest in?
(as of January 31, 2026)

TOP INDUSTRIES (% of Fund's net assets)
Specialized REITs	31.9
Health Care REITs	14.8
Retail REITs	14.0
Industrial REITs	11.4
Residential REITs	11.3
Real Estate Management & Development	9.2
Office REITs	2.8
Hotel & Resort REITs	2.2
Diversified REITs	2.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.7
Short-Term Investments and Net Other Assets (Liabilities) - 0.3

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 100.0

TOP HOLDINGS (% of Fund's net assets)
Prologis Inc	8.2
Welltower Inc	7.9
American Tower Corp	5.7
Equinix Inc	4.6
Simon Property Group Inc	4.3
Digital Realty Trust Inc	3.7
Realty Income Corp	3.6
CBRE Group Inc Class A	3.4
Public Storage	3.0
Crown Castle Inc	2.6
47.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915317.101    2355-TSRS-0426

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® SAI U.S. Value Index Fund

Semi-Annual Report
January 31, 2026
Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
The funds or securities referred to herein are not sponsored, endorsed, or promoted by Fidelity Product Services LLC (FPS), and FPS bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the relationship between FPS and any related funds.
The index is a product of S&P Dow Jones Indices LLC or its affiliates ("SPDJI") and has been licensed for us by Fidelity. S&P®;, S&P 500®, US 500, The 500, iBoxx®, iTraxx® and CDX® are trademarks of S&P Global, Inc. or its affiliates ("S&P") and Dow Jones®; is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones"). The fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the index or indices.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® SAI U.S. Value Index Fund
Schedule of Investments January 31, 2026 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.8%
	Shares	Value ($)
AUSTRALIA - 0.4%
Materials - 0.4%
Metals & Mining - 0.4%
Anglogold Ashanti Plc	326,079	30,282,957
BERMUDA - 0.1%
Financials - 0.1%
Insurance - 0.1%
RenaissanceRe Holdings Ltd	36,192	10,195,286
PUERTO RICO - 0.1%
Financials - 0.1%
Banks - 0.1%
Popular Inc	51,981	6,941,023
UNITED STATES - 99.2%
Communication Services - 11.2%
Diversified Telecommunication Services - 5.2%
AT&T Inc	5,498,914	144,126,536
Comcast Corp Class A	2,832,103	84,255,064
Verizon Communications Inc	3,242,494	144,355,833
		372,737,433
Entertainment - 2.9%
Walt Disney Co/The	1,355,339	152,882,239
Warner Bros Discovery Inc (b)	1,904,070	52,438,088
		205,320,327
Interactive Media & Services - 2.3%
Alphabet Inc Class A	487,817	164,882,146
Media - 0.8%
Charter Communications Inc Class A (b)(c)	71,416	14,720,266
Fox Corp Class A	262,929	19,135,973
Liberty Broadband Corp Class C (b)	102,607	4,936,423
Nexstar Media Group Inc	21,781	4,625,849
Omnicom Group Inc	149,024	11,480,809
Sirius XM Holdings Inc	145,365	2,958,178
TEGNA Inc	124,803	2,391,224
		60,248,722
TOTAL COMMUNICATION SERVICES		803,188,628
Consumer Discretionary - 4.5%
Automobile Components - 0.4%
Aptiv PLC (b)	167,455	12,684,716
BorgWarner Inc	165,790	7,860,104
Lear Corp	41,196	4,823,640
		25,368,460
Automobiles - 1.5%
Ford Motor Co	3,005,489	41,716,188
General Motors Co	732,102	61,496,569
Harley-Davidson Inc (c)	94,998	1,880,960
		105,093,717
Broadline Retail - 0.6%
Amazon.com Inc (b)	163,648	39,160,966
Macy's Inc	207,851	4,161,177
		43,322,143
Distributors - 0.1%
LKQ Corp	197,797	6,497,631
Hotels, Restaurants & Leisure - 0.3%
Carnival Corp (b)	834,991	25,066,430
Household Durables - 1.2%
DR Horton Inc	213,187	31,730,753
Lennar Corp Class A	181,459	19,842,542
Mohawk Industries Inc (b)	40,426	4,785,630
PulteGroup Inc	151,649	18,969,773
Toll Brothers Inc	75,458	10,902,926
		86,231,624
Specialty Retail - 0.3%
Bath & Body Works Inc	162,447	3,541,344
Best Buy Co Inc	151,168	9,841,037
CarMax Inc (b)	115,935	5,163,745
Lithia Motors Inc Class A	19,720	6,378,237
		24,924,363
Textiles, Apparel & Luxury Goods - 0.1%
Crocs Inc (b)	41,930	3,518,766
PVH Corp	37,316	2,327,025
		5,845,791
TOTAL CONSUMER DISCRETIONARY		322,350,159
Consumer Staples - 4.2%
Beverages - 0.7%
Constellation Brands Inc Class A	109,785	17,203,310
Keurig Dr Pepper Inc	1,044,509	28,661,327
Molson Coors Beverage Co Class B	130,300	6,259,611
		52,124,248
Consumer Staples Distribution & Retail - 1.0%
Albertsons Cos Inc Class A (c)	311,552	5,187,341
Kroger Co/The	467,635	29,390,860
Target Corp	349,362	36,847,210
		71,425,411
Food Products - 1.4%
Archer-Daniels-Midland Co	369,453	24,867,882
Conagra Brands Inc	368,471	6,820,398
General Mills Inc	410,948	19,010,455
Ingredion Inc	49,510	5,847,131
JM Smucker Co	82,341	8,634,277
Kraft Heinz Co/The	654,987	15,549,391
Tyson Foods Inc Class A	219,672	14,351,172
		95,080,706
Tobacco - 1.1%
Altria Group Inc	1,291,792	80,078,186
TOTAL CONSUMER STAPLES		298,708,551
Energy - 14.2%
Energy Equipment & Services - 1.1%
Halliburton Co	655,552	21,974,103
NOV Inc	287,064	5,267,624
SLB Ltd	1,147,213	55,502,165
		82,743,892
Oil, Gas & Consumable Fuels - 13.1%
APA Corp	275,191	7,267,794
Chevron Corp	1,368,005	242,000,085
Chord Energy Corp	43,835	4,394,020
ConocoPhillips	960,516	100,114,583
Coterra Energy Inc	586,910	16,932,354
Devon Energy Corp	488,216	19,631,165
Diamondback Energy Inc	144,706	23,724,549
EOG Resources Inc	419,874	47,080,472
EQT Corp	479,960	27,708,091
Expand Energy Corp	183,154	20,588,341
Exxon Mobil Corp	2,087,641	295,192,437
HF Sinclair Corp	122,501	6,368,827
Matador Resources Co	89,722	4,059,023
Murphy Oil Corp	103,213	3,105,679
Occidental Petroleum Corp	552,681	25,086,191
ONEOK Inc	422,868	33,486,917
Ovintiv Inc	196,886	8,558,634
Permian Resources Holdings Inc/DE Class A	535,815	8,642,696
Valero Energy Corp	238,919	43,347,074
		937,288,932
TOTAL ENERGY		1,020,032,824
Financials - 22.3%
Banks - 14.0%
Bank of America Corp	4,536,619	241,348,131
Bank OZK	81,213	3,862,489
Citigroup Inc	1,415,754	163,816,895
Citizens Financial Group Inc	331,673	20,888,766
East West Bancorp Inc	106,009	12,131,670
Fifth Third Bancorp	508,995	25,561,729
First Citizens BancShares Inc/NC Class A	8,063	16,686,943
Huntington Bancshares Inc/OH	1,127,237	19,704,103
M&T Bank Corp	120,131	26,617,426
Old National Bancorp/IN	268,356	6,555,937
Pinnacle Financial Partners Inc	59,296	5,638,457
PNC Financial Services Group Inc/The	302,838	67,623,725
Prosperity Bancshares Inc	73,411	5,066,093
Regions Financial Corp	686,160	19,555,560
SOUTHSTATE BANK CORP	77,572	7,937,943
Truist Financial Corp	991,328	50,974,086
US Bancorp	1,196,715	67,147,679
Valley National Bancorp	368,229	4,588,133
Webster Financial Corp	128,323	8,439,804
Wells Fargo & Co	2,383,871	215,716,487
Western Alliance Bancorp	79,623	7,098,390
Zions Bancorp NA	113,485	6,798,886
		1,003,759,332
Capital Markets - 0.6%
State Street Corp	218,266	28,562,289
T Rowe Price Group Inc	169,009	17,860,871
		46,423,160
Consumer Finance - 0.3%
Synchrony Financial	286,082	20,778,136
Financial Services - 1.4%
Corebridge Financial Inc	207,274	6,390,257
Essent Group Ltd	75,363	4,741,840
Fiserv Inc (b)	418,026	26,640,797
Global Payments Inc	186,562	13,383,958
MGIC Investment Corp	176,226	4,744,004
PayPal Holdings Inc	734,800	38,716,612
Voya Financial Inc	74,424	5,705,344
		100,322,812
Insurance - 5.7%
Allstate Corp/The	202,622	40,319,752
American International Group Inc	425,977	31,897,158
Arch Capital Group Ltd (b)	285,781	27,446,407
Axis Capital Holdings Ltd	60,194	6,210,817
Chubb Ltd	285,123	88,262,676
Everest Group Ltd	32,241	10,680,798
Fidelity National Financial Inc	196,361	10,680,075
Globe Life Inc	62,494	8,762,909
Hartford Insurance Group Inc/The	216,167	29,195,515
Lincoln National Corp (c)	130,391	5,425,570
MetLife Inc	429,539	33,882,036
Principal Financial Group Inc	155,864	14,763,438
Prudential Financial Inc	270,625	30,069,144
Reinsurance Group of America Inc	50,827	10,305,174
Travelers Companies Inc/The	173,122	49,254,940
Unum Group	120,686	9,168,515
		406,324,924
Mortgage Real Estate Investment Trusts (REITs) - 0.3%
AGNC Investment Corp	802,701	9,150,791
Annaly Capital Management Inc	494,534	11,379,228
Rithm Capital Corp	405,128	4,432,100
		24,962,119
TOTAL FINANCIALS		1,602,570,483
Health Care - 12.7%
Biotechnology - 0.3%
Biogen Inc (b)	112,723	20,277,740
BioMarin Pharmaceutical Inc (b)	148,235	8,381,207
		28,658,947
Health Care Equipment & Supplies - 1.0%
Baxter International Inc	393,666	7,900,877
Becton Dickinson & Co	220,439	44,854,928
Teleflex Inc	33,944	3,542,735
Zimmer Biomet Holdings Inc	152,357	13,265,724
		69,564,264
Health Care Providers & Services - 5.2%
Centene Corp (b)	358,773	15,542,046
Cigna Group/The	205,247	56,260,255
CVS Health Corp	975,303	72,679,580
Elevance Health Inc	173,152	59,865,572
Humana Inc	92,484	18,052,877
Molina Healthcare Inc (b)	41,850	7,515,842
Tenet Healthcare Corp (b)	67,934	12,858,548
UnitedHealth Group Inc	413,270	118,579,561
Universal Health Services Inc Class B	43,467	8,748,168
		370,102,449
Pharmaceuticals - 6.2%
Bristol-Myers Squibb Co	1,565,324	86,171,086
Jazz Pharmaceuticals PLC (b)	46,485	7,646,318
Merck & Co Inc	1,920,902	211,817,864
Pfizer Inc	4,372,302	115,603,665
Royalty Pharma PLC Class A	292,558	12,193,817
Viatris Inc	896,646	11,737,096
		445,169,846
TOTAL HEALTH CARE		913,495,506
Industrials - 3.1%
Air Freight & Logistics - 1.6%
FedEx Corp	166,903	53,784,492
United Parcel Service Inc Class B	566,024	60,123,069
		113,907,561
Building Products - 0.1%
Owens Corning	64,068	7,677,909
Construction & Engineering - 0.1%
Fluor Corp (b)	124,767	5,762,987
Electrical Equipment - 0.1%
Regal Rexnord Corp	50,847	8,211,791
Machinery - 0.3%
CNH Industrial NV Class A (c)	681,220	7,329,927
Oshkosh Corp	49,078	7,058,398
Stanley Black & Decker Inc	119,053	9,364,709
		23,753,034
Passenger Airlines - 0.9%
American Airlines Group Inc (b)	506,023	6,730,106
Delta Air Lines Inc	498,966	32,876,870
United Airlines Holdings Inc (b)	249,032	25,480,954
		65,087,930
TOTAL INDUSTRIALS		224,401,212
Information Technology - 23.2%
Electronic Equipment, Instruments & Components - 0.4%
Arrow Electronics Inc (b)	39,369	5,215,999
CDW Corp/DE	100,792	12,739,101
Insight Enterprises Inc (b)	24,531	2,061,095
TD SYNNEX Corp	59,099	9,377,238
		29,393,433
IT Services - 2.5%
Accenture PLC Class A	479,003	126,284,351
Akamai Technologies Inc (b)	110,284	10,714,091
Amdocs Ltd	85,517	7,007,263
Cognizant Technology Solutions Corp Class A	375,605	30,822,146
DXC Technology Co (b)	139,490	2,012,841
Kyndryl Holdings Inc (b)	176,888	4,068,424
		180,909,116
Semiconductors & Semiconductor Equipment - 11.6%
First Solar Inc (b)	82,481	18,601,115
Micron Technology Inc	852,915	353,857,375
NVIDIA Corp	1,563,571	298,845,325
ON Semiconductor Corp (b)	314,536	18,837,561
QUALCOMM Inc	829,425	125,732,536
Skyworks Solutions Inc	114,110	6,362,774
		822,236,686
Software - 4.5%
Adobe Inc (b)	320,991	94,130,611
Dropbox Inc Class A (b)	141,984	3,617,752
Gen Digital Inc	431,030	10,340,410
Microsoft Corp	385,853	166,028,687
Strategy Inc Class A (b)(c)	202,961	30,385,291
Zoom Communications Inc Class A (b)	200,176	18,436,210
		322,938,961
Technology Hardware, Storage & Peripherals - 4.2%
Apple Inc	864,066	224,207,846
Dell Technologies Inc Class C	233,188	26,686,035
Hewlett Packard Enterprise Co	1,009,133	21,716,542
HP Inc	722,279	14,041,103
NetApp Inc	153,876	14,825,953
		301,477,479
TOTAL INFORMATION TECHNOLOGY		1,656,955,675
Materials - 2.9%
Chemicals - 0.9%
Celanese Corp	83,904	3,728,694
CF Industries Holdings Inc	124,569	11,613,568
DuPont de Nemours Inc	321,989	14,141,757
Eastman Chemical Co	88,468	6,132,602
International Flavors & Fragrances Inc	197,114	13,760,528
LyondellBasell Industries NV Class A1	197,916	9,697,884
Mosaic Co/The	244,018	6,710,495
		65,785,528
Containers & Packaging - 0.5%
Amcor PLC	354,551	15,688,882
Smurfit WestRock PLC	401,505	16,714,653
Sonoco Products Co (c)	75,686	3,632,927
		36,036,462
Metals & Mining - 1.5%
Alcoa Corp	199,140	11,313,143
Newmont Corp	844,766	94,909,461
		106,222,604
TOTAL MATERIALS		208,044,594
Real Estate - 0.3%
Specialized REITs - 0.3%
VICI Properties Inc	819,972	23,024,814
Utilities - 0.6%
Electric Utilities - 0.6%
Edison International	295,985	18,433,946
PG&E Corp	1,690,377	26,065,613
TOTAL UTILITIES		44,499,559
TOTAL UNITED STATES		7,117,272,005
TOTAL COMMON STOCKS (Cost $6,004,741,871)		7,164,691,271

U.S. Treasury Obligations - 0.0%
	Yield (%) (d)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 2/12/2026 (e) (Cost $1,086,743)	3.82	1,088,000	1,086,913

Money Market Funds - 0.5%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f)	3.70	2,279,776	2,280,232
Fidelity Securities Lending Cash Central Fund (f)(g)	3.70	36,198,444	36,202,064
TOTAL MONEY MARKET FUNDS (Cost $38,482,296)			38,482,296

TOTAL INVESTMENT IN SECURITIES - 100.3% (Cost $6,044,310,910)	7,204,260,480
NET OTHER ASSETS (LIABILITIES) - (0.3)%	(25,053,071)
NET ASSETS - 100.0%	7,179,207,409

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Equity Contracts
CME E-Mini S&P 500 Index Contracts (United States)	42	3/2026	14,628,075	123,666

The notional amount of long futures as a percentage of Net Assets is 0.2%.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Security or a portion of the security is on loan at period end.
(d)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $972,028.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	19,474,156	167,623,919	184,819,828	256,821	1,985	-	2,280,232	2,279,776	0.0%
Fidelity Securities Lending Cash Central Fund	12,305,202	230,037,937	206,139,367	783,322	(1,708)	-	36,202,064	36,198,444	0.1%
Total	31,779,358	397,661,856	390,959,195	1,040,143	277	-	38,482,296

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of January 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	803,188,628	803,188,628	-	-
Consumer Discretionary	322,350,159	322,350,159	-	-
Consumer Staples	298,708,551	298,708,551	-	-
Energy	1,020,032,824	1,020,032,824	-	-
Financials	1,619,706,792	1,619,706,792	-	-
Health Care	913,495,506	913,495,506	-	-
Industrials	224,401,212	224,401,212	-	-
Information Technology	1,656,955,675	1,656,955,675	-	-
Materials	238,327,551	238,327,551	-	-
Real Estate	23,024,814	23,024,814	-	-
Utilities	44,499,559	44,499,559	-	-

U.S. Treasury Obligations	1,086,913	-	1,086,913	-

Money Market Funds	38,482,296	38,482,296	-	-
Total Investments in Securities:	7,204,260,480	7,203,173,567	1,086,913	-
Derivative Instruments:

Assets
Futures Contracts	123,666	123,666	-	-
Total Assets	123,666	123,666	-	-
Total Derivative Instruments:	123,666	123,666	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of January 31, 2026. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	123,666	-
Total Equity Risk	123,666	-
Total Value of Derivatives	123,666	-

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of January 31, 2026 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $51,368,419) - See accompanying schedule:
Unaffiliated issuers (cost $6,005,828,614)	$7,165,778,184
Fidelity Central Funds (cost $38,482,296)	38,482,296

Total Investment in Securities (cost $6,044,310,910)		$7,204,260,480
Foreign currency held at value (cost $2,022)		2,058
Receivable for investments sold		1,787,804
Receivable for fund shares sold		545,872
Dividends receivable		10,125,275
Distributions receivable from Fidelity Central Funds		35,226
Prepaid expenses		3,435
Total assets		7,216,760,150
Liabilities
Payable for fund shares redeemed	$479,431
Accrued management fee	577,866
Payable for daily variation margin on futures contracts	56,644
Other payables and accrued expenses	235,400
Collateral on securities loaned	36,203,400
Total liabilities		37,552,741
Net Assets		$7,179,207,409
Net Assets consist of:
Paid in capital		$5,945,375,330
Total accumulated earnings (loss)		1,233,832,079
Net Assets		$7,179,207,409
Net Asset Value, offering price and redemption price per share ($7,179,207,409 ÷ 520,117,857 shares)		$13.80
Statement of Operations
Six months ended January 31, 2026 (Unaudited)
Investment Income
Dividends		$78,793,224
Interest		29,412
Income from Fidelity Central Funds (including $783,322 from security lending)		1,040,143
Total income		79,862,779
Expenses
Management fee	$3,213,442
Custodian fees and expenses	20,219
Independent trustees' fees and expenses	7,205
Registration fees	221,619
Audit fees	27,922
Legal	6,209
Miscellaneous	9,207
Total expenses before reductions	3,505,823
Expense reductions	(769)
Total expenses after reductions		3,505,054
Net Investment income (loss)		76,357,725
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	243,769,415
Fidelity Central Funds	277
Futures contracts	1,600,629
Total net realized gain (loss)		245,370,321
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	729,803,266
Assets and liabilities in foreign currencies	35
Futures contracts	(637,646)
Total change in net unrealized appreciation (depreciation)		729,165,655
Net gain (loss)		974,535,976
Net increase (decrease) in net assets resulting from operations		$1,050,893,701
Statement of Changes in Net Assets

	Six months ended January 31, 2026 (Unaudited)	Year ended July 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$76,357,725	$125,989,206
Net realized gain (loss)	245,370,321	263,370,417
Change in net unrealized appreciation (depreciation)	729,165,655	20,689,262
Net increase (decrease) in net assets resulting from operations	1,050,893,701	410,048,885
Distributions to shareholders	(469,814,929)	(249,759,972)

Share transactions
Proceeds from sales of shares	470,655,516	1,470,083,947
Reinvestment of distributions	461,323,388	246,464,474
Cost of shares redeemed	(101,594,954)	(222,576,847)

Net increase (decrease) in net assets resulting from share transactions	830,383,950	1,493,971,574
Total increase (decrease) in net assets	1,411,462,722	1,654,260,487

Net Assets
Beginning of period	5,767,744,687	4,113,484,200
End of period	$7,179,207,409	$5,767,744,687

Other Information
Shares
Sold	35,212,386	120,105,939
Issued in reinvestment of distributions	35,237,316	20,835,917
Redeemed	(7,685,941)	(18,351,682)
Net increase (decrease)	62,763,761	122,590,174

Financial Highlights
Fidelity® SAI U.S. Value Index Fund

	Six months ended January 31, 2026 (Unaudited)	Years ended July 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$12.61	$12.29	$11.48	$12.13	$12.22	$8.82
Income from Investment Operations
Net investment income (loss) A,B	.16	.31	.31	.32	.31	.31
Net realized and unrealized gain (loss)	2.03	.69	1.54	.40	.31	3.35
Total from investment operations	2.19	1.00	1.85	.72	.62	3.66
Distributions from net investment income	(.31)	(.25)	(.59)	(.38)	(.28)	(.26)
Distributions from net realized gain	(.69)	(.43)	(.45)	(.99)	(.42)	-
Total distributions	(1.00)	(.68)	(1.04)	(1.37)	(.71) C	(.26)
Net asset value, end of period	$13.80	$12.61	$12.29	$11.48	$12.13	$12.22
Total Return D,E	17.91%	8.59%	18.17%	6.74%	5.21%	42.39%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.11% H	.11%	.11%	.12%	.10%	.11%
Expenses net of fee waivers, if any	.11 % H	.11%	.11%	.12%	.10%	.11%
Expenses net of all reductions, if any	.11% H	.11%	.11%	.12%	.10%	.11%
Net investment income (loss)	2.38% H	2.56%	2.77%	2.90%	2.49%	2.89%
Supplemental Data
Net assets, end of period (000 omitted)	$7,179,207	$5,767,745	$4,113,484	$392,338	$2,952,541	$3,589,260
Portfolio turnover rate I	59 % H	61%	63%	86%	62%	80%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended January 31, 2026

1. Organization.
Fidelity SAI U.S. Value Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2026 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, passive foreign investment companies (PFIC) and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,372,040,146
Gross unrealized depreciation	(265,676,299)
Net unrealized appreciation (depreciation)	$1,106,363,847
Tax cost	$6,098,020,299
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity SAI U.S. Value Index Fund	2,349,147,185	1,892,771,329
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .10% of the Fund's average net assets.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity SAI U.S. Value Index Fund	67,668,844	56,542,260	(1,140,927)
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
Fidelity SAI U.S. Value Index Fund	4,909
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity SAI U.S. Value Index Fund	17,775	-	-

At period end, the value of any non-cash collateral is presented below. Non-cash collateral is held by a third-party bank for the benefit of a fund and the borrower. A fund is not permitted to sell or re-pledge non-cash collateral except in the event of borrower default, and therefore it is not included in the Schedule of Investments or Statement of Assets and Liabilities.

Amount ($)
Fidelity SAI U.S. Value Index Fund	13,889,455
9. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $769.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

Strategic Advisers Fidelity U.S. Total Stock Fund
Fidelity SAI U.S. Value Index Fund	87%
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity SAI U.S. Value Index Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreement (Sub-Advisory Agreement) for the fund with Geode Capital Management, LLC (Geode) (together, the Advisory Contracts). FMR and Geode are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity U.S. registered funds (Fidelity funds) through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2025 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by Fidelity and Geode from their respective relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by individual Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of Fidelity and Geode, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups and with senior management of Geode. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of the fund.
The Trustees also discussed with representatives of Fidelity, at meetings throughout the year, Fidelity's role in, among other things, overseeing compliance with federal securities laws and other applicable requirements by Geode with respect to the fund and monitoring and overseeing the performance and investment capabilities of Geode. The Trustees considered that the Board had received from Fidelity periodic reports about its oversight and due diligence processes, as well as periodic reports regarding the performance of Geode.
The Board also considered the nature, extent and quality of services provided by Geode. The Trustees noted that under the Sub-Advisory Agreement, subject to oversight by Fidelity, Geode is responsible for, among other things, identifying investments and arranging for execution of portfolio transactions to implement the fund's investment strategy. In addition, the Trustees noted that Geode is responsible for providing such reporting as may be requested by Fidelity to fulfill its oversight responsibilities discussed above.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staffs, such as size, education, experience, and resources, as well as Fidelity's and Geode's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity's and Geode's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's and Geode's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, cybersecurity, technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and by FMR's affiliates under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account and market information over the Internet, via the Fidelity mobile app and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against the index the fund seeks to track (benchmark index). The Board also periodically considers the fund's tracking error versus its benchmark index. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds over different time periods and discussed with the Investment Advisers the reasons for such underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that an index fund's performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) of the fund compared to the fund's benchmark index, over appropriate time periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of the fund's management fee and total expense ratio, the Board considered the fund's management fee rate as well as other fund expenses, such as custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "total peer groups") that were compiled by Fidelity based on combining similar Morningstar categories that have comparable investment mandates and sales load types (as classified by Lipper). The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) of the fund relative to the funds and classes in the total peer group; (ii) gross management fee comparisons of the fund relative to a subset of non-Fidelity funds in the total peer group that are similar in size to the fund (referred to as the "asset-sized peer group"); (iii) total expense comparisons of the fund relative to the total peer group; and (iv) total expense comparisons (excluding performance adjustments and fund-paid 12b-1 fees) of the fund relative to the asset-sized peer group. The asset-sized peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the total peer group for 2024 and below the competitive median of the asset-sized peer group for 2024. Further, the information provided to the Board indicated that the total expense ratio of the fund ranked below the competitive median of the total peer group for 2024 and below the competitive median of the asset-sized peer group for 2024.
Fees Charged to Other Clients. The Board also considered fee structures and other information with respect to clients of Fidelity and Geode other than the fund, such as other funds advised or subadvised by Fidelity or Geode, pension plan clients, and other institutional clients with similar investment mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of the fund and all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's and Geode's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's and Geode's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
The Board also considered information regarding the profitability of Geode's relationship with the fund.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) and their shareholders have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale. The Board's consideration of these matters was informed by the findings of the committee.
The Board concluded, taking into account the analysis of the Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) portfolio manager changes that have occurred during the past year; (ii) hiring, training, compensating, and retaining adviser and sub-adviser personnel; (iii) the terms of the funds' various management fee structures and arrangements for transfer agent and pricing and bookkeeping services; (iv) Fidelity's fund profitability methodology, profitability trends for certain funds and asset classes, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (v) information about the role of fund profitability in considering changes to the fund lineup; (vi) the types of management fee and total expense comparisons provided, and challenges and limitations associated with such information; (vii) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (viii) matters related to money market funds, bond funds, allocation funds, exchange-traded funds, and target date funds; (ix) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; and (x) the terms of management contracts between Fidelity and other funds and products not overseen by the Board.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through September 30, 2026.

1.9885516.108
USV-SANN-0426
Fidelity® SAI U.S. Quality Index Fund

Semi-Annual Report
January 31, 2026
Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
The funds or securities referred to herein are not sponsored, endorsed, or promoted by Fidelity Product Services LLC (FPS), and FPS bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the relationship between FPS and any related funds.
The index is a product of S&P Dow Jones Indices LLC or its affiliates ("SPDJI") and has been licensed for us by Fidelity. S&P®;, S&P 500®, US 500, The 500, iBoxx®, iTraxx® and CDX® are trademarks of S&P Global, Inc. or its affiliates ("S&P") and Dow Jones®; is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones"). The fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the index or indices.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® SAI U.S. Quality Index Fund
Schedule of Investments January 31, 2026 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 93.4%
	Shares	Value ($)
UNITED STATES - 93.4%
Communication Services - 13.0%
Interactive Media & Services - 12.9%
Alphabet Inc Class A	6,259,509	2,115,714,042
Meta Platforms Inc Class A	1,867,271	1,337,899,672
		3,453,613,714
Media - 0.1%
Trade Desk Inc (The) Class A (b)	1,073,351	32,554,735
TOTAL COMMUNICATION SERVICES		3,486,168,449
Consumer Discretionary - 3.7%
Broadline Retail - 0.3%
Amazon.com Inc (b)	291,669	69,796,391
Hotels, Restaurants & Leisure - 2.3%
Booking Holdings Inc	92,636	463,350,450
Domino's Pizza Inc	102,864	42,208,185
Yum! Brands Inc	754,065	117,257,108
		622,815,743
Specialty Retail - 1.1%
O'Reilly Automotive Inc (b)	2,408,841	237,054,043
Williams-Sonoma Inc	255,438	52,275,387
		289,329,430
TOTAL CONSUMER DISCRETIONARY		981,941,564
Consumer Staples - 6.0%
Beverages - 0.5%
Monster Beverage Corp (b)	1,812,281	146,359,814
Household Products - 4.4%
Colgate-Palmolive Co	2,410,289	217,624,994
Procter & Gamble Co/The	6,386,385	969,261,651
		1,186,886,645
Tobacco - 1.1%
Altria Group Inc	4,578,867	283,843,965
TOTAL CONSUMER STAPLES		1,617,090,424
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Antero Midstream Corp	1,296,006	24,390,833
Texas Pacific Land Corp	164,565	57,327,863
TOTAL ENERGY		81,718,696
Financials - 11.6%
Capital Markets - 1.6%
Ameriprise Financial Inc	237,598	125,259,290
Evercore Inc Class A	57,691	20,380,500
FactSet Research Systems Inc	51,623	13,130,826
Moody's Corp	452,545	233,314,100
SEI Investments Co	386,511	33,954,991
		426,039,707
Consumer Finance - 0.8%
American Express Co	676,060	238,088,050
Financial Services - 7.7%
Jack Henry & Associates Inc	98,366	17,628,171
Mastercard Inc Class A	1,888,115	1,017,297,481
Visa Inc Class A	3,171,459	1,020,670,650
		2,055,596,302
Insurance - 1.5%
Erie Indemnity Co Class A	55,120	15,599,511
Kinsale Capital Group Inc (c)	34,945	13,834,027
Primerica Inc	48,197	12,677,739
Progressive Corp/The	1,715,888	356,904,704
		399,015,981
TOTAL FINANCIALS		3,118,740,040
Health Care - 12.8%
Biotechnology - 5.0%
AbbVie Inc	4,253,518	948,577,049
Amgen Inc	882,258	301,626,365
Exelixis Inc (b)(c)	632,328	26,153,086
United Therapeutics Corp (b)	113,610	53,338,759
		1,329,695,259
Health Care Equipment & Supplies - 1.0%
IDEXX Laboratories Inc (b)	229,687	153,995,946
ResMed Inc	438,112	113,168,711
		267,164,657
Health Care Technology - 0.3%
Doximity Inc Class A (b)	266,197	9,974,401
Veeva Systems Inc Class A (b)	409,518	83,508,911
		93,483,312
Life Sciences Tools & Services - 0.5%
Medpace Holdings Inc (b)	70,508	41,069,499
Mettler-Toledo International Inc (b)	64,440	88,491,586
		129,561,085
Pharmaceuticals - 6.0%
Bristol-Myers Squibb Co	5,624,629	309,635,826
Corcept Therapeutics Inc (b)(c)	207,147	8,258,951
Eli Lilly & Co	1,110,892	1,152,161,638
Zoetis Inc Class A	1,223,629	152,733,372
		1,622,789,787
TOTAL HEALTH CARE		3,442,694,100
Industrials - 5.8%
Commercial Services & Supplies - 1.4%
Cintas Corp	1,047,052	200,395,282
Copart Inc (b)	2,349,490	95,342,304
Veralto Corp	716,150	70,884,527
		366,622,113
Ground Transportation - 1.5%
Union Pacific Corp	1,693,419	398,122,807
Machinery - 1.3%
Allison Transmission Holdings Inc	75,816	8,241,199
Fortive Corp	592,506	31,290,242
Graco Inc	498,848	43,564,396
Illinois Tool Works Inc	854,174	223,161,499
Snap-on Inc	108,753	39,815,561
		346,072,897
Professional Services - 1.1%
Automatic Data Processing Inc	1,202,835	296,883,735
Paycom Software Inc	69,922	9,421,990
Paylocity Holding Corp (b)	8,851	1,194,707
		307,500,432
Trading Companies & Distributors - 0.5%
Fastenal Co	2,928,835	126,994,286
TOTAL INDUSTRIALS		1,545,312,535
Information Technology - 38.8%
Communications Equipment - 1.7%
Arista Networks Inc (b)	2,985,790	423,205,875
F5 Inc (b)	159,411	43,935,265
		467,141,140
Electronic Equipment, Instruments & Components - 0.4%
Keysight Technologies Inc (b)	466,332	100,881,602
IT Services - 0.2%
Gartner Inc (b)	201,099	42,152,361
Semiconductors & Semiconductor Equipment - 15.8%
KLA Corp	395,965	565,414,262
Lam Research Corp	3,681,038	859,375,131
NVIDIA Corp	12,169,952	2,326,042,927
QUALCOMM Inc	3,181,098	482,222,646
		4,233,054,966
Software - 12.4%
Adobe Inc (b)	1,226,588	359,696,931
AppLovin Corp Class A (b)	767,761	363,235,407
Autodesk Inc (b)	636,995	161,076,926
Cadence Design Systems Inc (b)	766,047	227,025,689
Dolby Laboratories Inc Class A	220,427	14,149,209
Fair Isaac Corp (b)	69,494	101,681,536
Fortinet Inc (b)	1,855,080	150,743,801
Manhattan Associates Inc (b)	199,348	30,103,541
Microsoft Corp	4,332,627	1,864,286,073
PTC Inc (b)	348,655	54,435,505
Qualys Inc (b)(c)	61,420	8,101,298
		3,334,535,916
Technology Hardware, Storage & Peripherals - 8.3%
Apple Inc	8,283,791	2,149,478,089
NetApp Inc	795,628	76,658,757
		2,226,136,846
TOTAL INFORMATION TECHNOLOGY		10,403,902,831
Real Estate - 1.5%
Retail REITs - 0.7%
Simon Property Group Inc	965,397	184,690,100
Specialized REITs - 0.8%
American Tower Corp	1,243,054	222,854,721
TOTAL REAL ESTATE		407,544,821
TOTAL UNITED STATES		25,085,113,460
TOTAL COMMON STOCKS (Cost $17,102,391,497)		25,085,113,460

U.S. Treasury Obligations - 0.0%
	Yield (%) (d)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 2/12/2026 (e) (Cost $12,331,733)	3.82	12,346,000	12,333,677

Money Market Funds - 6.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f)	3.70	1,643,049,427	1,643,378,037
Fidelity Securities Lending Cash Central Fund (f)(g)	3.70	8,762,892	8,763,768
TOTAL MONEY MARKET FUNDS (Cost $1,652,144,243)			1,652,141,805

TOTAL INVESTMENT IN SECURITIES - 99.6% (Cost $18,766,867,473)	26,749,588,942
NET OTHER ASSETS (LIABILITIES) - 0.4%	98,763,333
NET ASSETS - 100.0%	26,848,352,275

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Equity Contracts
CME E-Mini Nasdaq 100 Index Contracts (United States)	3,435	3/2026	1,763,529,000	13,084,719

The notional amount of long futures as a percentage of Net Assets is 6.6%.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Security or a portion of the security is on loan at period end.
(d)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $12,333,677.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	577,785,115	2,364,479,210	1,298,922,870	24,139,393	39,020	(2,438)	1,643,378,037	1,643,049,427	2.9%
Fidelity Securities Lending Cash Central Fund	4,425,867	106,907,745	102,570,662	8,008	818	-	8,763,768	8,762,892	0.0%
Total	582,210,982	2,471,386,955	1,401,493,532	24,147,401	39,838	(2,438)	1,652,141,805

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of January 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	3,486,168,449	3,486,168,449	-	-
Consumer Discretionary	981,941,564	981,941,564	-	-
Consumer Staples	1,617,090,424	1,617,090,424	-	-
Energy	81,718,696	81,718,696	-	-
Financials	3,118,740,040	3,118,740,040	-	-
Health Care	3,442,694,100	3,442,694,100	-	-
Industrials	1,545,312,535	1,545,312,535	-	-
Information Technology	10,403,902,831	10,403,902,831	-	-
Real Estate	407,544,821	407,544,821	-	-

U.S. Treasury Obligations	12,333,677	-	12,333,677	-

Money Market Funds	1,652,141,805	1,652,141,805	-	-
Total Investments in Securities:	26,749,588,942	26,737,255,265	12,333,677	-
Derivative Instruments:

Assets
Futures Contracts	13,084,719	13,084,719	-	-
Total Assets	13,084,719	13,084,719	-	-
Total Derivative Instruments:	13,084,719	13,084,719	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of January 31, 2026. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	13,084,719	-
Total Equity Risk	13,084,719	-
Total Value of Derivatives	13,084,719	-

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of January 31, 2026 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $16,059,814) - See accompanying schedule:
Unaffiliated issuers (cost $17,114,723,230)	$25,097,447,137
Fidelity Central Funds (cost $1,652,144,243)	1,652,141,805

Total Investment in Securities (cost $18,766,867,473)		$26,749,588,942
Segregated cash with brokers for derivative instruments		103,033,026
Receivable for fund shares sold		750,202
Dividends receivable		25,173,600
Distributions receivable from Fidelity Central Funds		4,478,602
Prepaid expenses		13,484
Total assets		26,883,037,856
Liabilities
Payable for fund shares redeemed	$388,553
Accrued management fee	2,226,417
Payable for daily variation margin on futures contracts	22,619,496
Other payables and accrued expenses	701,490
Collateral on securities loaned	8,749,625
Total liabilities		34,685,581
Net Assets		$26,848,352,275
Net Assets consist of:
Paid in capital		$18,759,040,689
Total accumulated earnings (loss)		8,089,311,586
Net Assets		$26,848,352,275
Net Asset Value, offering price and redemption price per share ($26,848,352,275 ÷ 1,123,695,989 shares)		$23.89
Statement of Operations
Six months ended January 31, 2026 (Unaudited)
Investment Income
Dividends		$135,649,576
Interest		1,383,848
Income from Fidelity Central Funds (including $8,008 from security lending)		24,147,401
Total income		161,180,825
Expenses
Management fee	$12,622,762
Custodian fees and expenses	61,245
Independent trustees' fees and expenses	28,302
Registration fees	640,038
Audit fees	28,235
Legal	14,493
Miscellaneous	35,944
Total expenses before reductions	13,431,019
Expense reductions	(16,765)
Total expenses after reductions		13,414,254
Net Investment income (loss)		147,766,571
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	399,498,316
Fidelity Central Funds	39,838
Futures contracts	78,681,841
Total net realized gain (loss)		478,219,995
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	1,002,409,933
Fidelity Central Funds	(2,438)
Futures contracts	1,123,543
Total change in net unrealized appreciation (depreciation)		1,003,531,038
Net gain (loss)		1,481,751,033
Net increase (decrease) in net assets resulting from operations		$1,629,517,604
Statement of Changes in Net Assets

	Six months ended January 31, 2026 (Unaudited)	Year ended July 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$147,766,571	$193,538,855
Net realized gain (loss)	478,219,995	631,601,857
Change in net unrealized appreciation (depreciation)	1,003,531,038	1,772,555,423
Net increase (decrease) in net assets resulting from operations	1,629,517,604	2,597,696,135
Distributions to shareholders	(896,150,028)	(1,874,106,399)

Share transactions
Proceeds from sales of shares	2,402,602,576	6,754,552,365
Reinvestment of distributions	888,782,574	1,848,266,135
Cost of shares redeemed	(88,661,862)	(590,969,923)

Net increase (decrease) in net assets resulting from share transactions	3,202,723,288	8,011,848,577
Total increase (decrease) in net assets	3,936,090,864	8,735,438,313

Net Assets
Beginning of period	22,912,261,411	14,176,823,098
End of period	$26,848,352,275	$22,912,261,411

Other Information
Shares
Sold	101,540,269	312,619,234
Issued in reinvestment of distributions	37,916,747	86,684,232
Redeemed	(3,736,437)	(28,775,269)
Net increase (decrease)	135,720,579	370,528,197

Financial Highlights
Fidelity® SAI U.S. Quality Index Fund

	Six months ended January 31, 2026 (Unaudited)	Years ended July 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$23.19	$22.96	$18.70	$16.49	$19.24	$15.96
Income from Investment Operations
Net investment income (loss) A,B	.14	.23	.21	.23	.23	.22
Net realized and unrealized gain (loss)	1.43	2.72	4.51	2.20	(1.36)	4.58
Total from investment operations	1.57	2.95	4.72	2.43	(1.13)	4.80
Distributions from net investment income	(.21)	(.23)	(.23)	(.22)	(.20)	(.28)
Distributions from net realized gain	(.66)	(2.50)	(.23)	-	(1.42)	(1.25)
Total distributions	(.87)	(2.72) C	(.46)	(.22)	(1.62)	(1.52) C
Net asset value, end of period	$23.89	$23.19	$22.96	$18.70	$16.49	$19.24
Total Return D,E	6.87%	14.17%	25.86%	14.97%	(6.55)%	32.64%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.11% H	.10%	.11%	.11%	.10%	.10%
Expenses net of fee waivers, if any	.11 % H	.10%	.11%	.11%	.10%	.10%
Expenses net of all reductions, if any	.11% H	.10%	.11%	.11%	.10%	.10%
Net investment income (loss)	1.17% H	1.06%	1.06%	1.43%	1.30%	1.30%
Supplemental Data
Net assets, end of period (000 omitted)	$26,848,352	$22,912,261	$14,176,823	$13,073,529	$11,408,951	$10,136,091
Portfolio turnover rate I	40 % H	51%	53%	58%	47%	71%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended January 31, 2026

1. Organization.
Fidelity SAI U.S. Quality Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2026 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$8,857,161,298
Gross unrealized depreciation	(945,613,323)
Net unrealized appreciation (depreciation)	$7,911,547,975
Tax cost	$18,851,125,686

The Fund elected to defer to its next fiscal year approximately $177,752,449 of capital losses recognized during the period November 1, 2024 to July 31, 2025.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity SAI U.S. Quality Index Fund	6,201,493,608	4,802,294,566
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .10% of the Fund's average net assets.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
Fidelity SAI U.S. Quality Index Fund	19,082
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity SAI U.S. Quality Index Fund	870	-	-

At period end, the value of any non-cash collateral is presented below. Non-cash collateral is held by a third-party bank for the benefit of a fund and the borrower. A fund is not permitted to sell or re-pledge non-cash collateral except in the event of borrower default, and therefore it is not included in the Schedule of Investments or Statement of Assets and Liabilities.

Amount ($)
Fidelity SAI U.S. Quality Index Fund	7,801,434
9. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $16,765.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

	Strategic Advisers Fidelity U.S. Total Stock Fund	Strategic Advisers U.S. Total Stock Fund
Fidelity SAI U.S. Quality Index Fund	83%	12%

Mutual funds managed by the investment adviser or its affiliates, in aggregate, were the owners of record of more than 20% of the total outstanding shares.

Fund	% of shares held
Fidelity SAI U.S. Quality Index Fund	95%
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity SAI U.S. Quality Index Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreement (Sub-Advisory Agreement) for the fund with Geode Capital Management, LLC (Geode) (together, the Advisory Contracts). FMR and Geode are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity U.S. registered funds (Fidelity funds) through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2025 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by Fidelity and Geode from their respective relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by individual Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of Fidelity and Geode, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups and with senior management of Geode. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of the fund.
The Trustees also discussed with representatives of Fidelity, at meetings throughout the year, Fidelity's role in, among other things, overseeing compliance with federal securities laws and other applicable requirements by Geode with respect to the fund and monitoring and overseeing the performance and investment capabilities of Geode. The Trustees considered that the Board had received from Fidelity periodic reports about its oversight and due diligence processes, as well as periodic reports regarding the performance of Geode.
The Board also considered the nature, extent and quality of services provided by Geode. The Trustees noted that under the Sub-Advisory Agreement, subject to oversight by Fidelity, Geode is responsible for, among other things, identifying investments and arranging for execution of portfolio transactions to implement the fund's investment strategy. In addition, the Trustees noted that Geode is responsible for providing such reporting as may be requested by Fidelity to fulfill its oversight responsibilities discussed above.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staffs, such as size, education, experience, and resources, as well as Fidelity's and Geode's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity's and Geode's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's and Geode's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, cybersecurity, technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and by FMR's affiliates under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account and market information over the Internet, via the Fidelity mobile app and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against the index the fund seeks to track (benchmark index). The Board also periodically considers the fund's tracking error versus its benchmark index. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds over different time periods and discussed with the Investment Advisers the reasons for such underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that an index fund's performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) of the fund compared to the fund's benchmark index, over appropriate time periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of the fund's management fee and total expense ratio, the Board considered the fund's management fee rate as well as other fund expenses, such as custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "total peer groups") that were compiled by Fidelity based on combining similar Morningstar categories that have comparable investment mandates and sales load types (as classified by Lipper). The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) of the fund relative to the funds and classes in the total peer group; (ii) gross management fee comparisons of the fund relative to a subset of non-Fidelity funds in the total peer group that are similar in size to the fund (referred to as the "asset-sized peer group"); (iii) total expense comparisons of the fund relative to the total peer group; and (iv) total expense comparisons (excluding performance adjustments and fund-paid 12b-1 fees) of the fund relative to the asset-sized peer group. The asset-sized peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the total peer group for 2024 and above the competitive median of the asset-sized peer group for 2024. Further, the information provided to the Board indicated that the total expense ratio of the fund ranked below the competitive median of the total peer group for 2024 and above the competitive median of the asset-sized peer group for 2024.
The Board noted that the fund has a flat fee that covers expenses beyond portfolio management, unlike the majority of funds within the mapped group. The total expense ratio for the fund was below the total peer group competitive median. The Board noted that, although total expenses ranked above the asset-sized peer group median, Fidelity believes the fees charged are reasonable for the overall value of services shareholders receive.
Fees Charged to Other Clients. The Board also considered fee structures and other information with respect to clients of Fidelity and Geode other than the fund, such as other funds advised or subadvised by Fidelity or Geode, pension plan clients, and other institutional clients with similar investment mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of the fund and all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's and Geode's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's and Geode's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
The Board also considered information regarding the profitability of Geode's relationship with the fund.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) and their shareholders have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale. The Board's consideration of these matters was informed by the findings of the committee.
The Board concluded, taking into account the analysis of the Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) portfolio manager changes that have occurred during the past year; (ii) hiring, training, compensating, and retaining adviser and sub-adviser personnel; (iii) the terms of the funds' various management fee structures and arrangements for transfer agent and pricing and bookkeeping services; (iv) Fidelity's fund profitability methodology, profitability trends for certain funds and asset classes, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (v) information about the role of fund profitability in considering changes to the fund lineup; (vi) the types of management fee and total expense comparisons provided, and challenges and limitations associated with such information; (vii) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (viii) matters related to money market funds, bond funds, allocation funds, exchange-traded funds, and target date funds; (ix) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; and (x) the terms of management contracts between Fidelity and other funds and products not overseen by the Board.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through September 30, 2026.

1.9868210.110
SV4-SANN-0426
Fidelity® SAI U.S. Momentum Index Fund

Semi-Annual Report
January 31, 2026
Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® SAI U.S. Momentum Index Fund
Schedule of Investments January 31, 2026 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.7%
	Shares	Value ($)
AUSTRALIA - 0.3%
Materials - 0.3%
Metals & Mining - 0.3%
Anglogold Ashanti Plc	224,891	20,885,627
PUERTO RICO - 0.1%
Financials - 0.1%
Banks - 0.1%
Popular Inc	35,637	4,758,608
SWITZERLAND - 0.5%
Information Technology - 0.5%
Electronic Equipment, Instruments & Components - 0.5%
TE Connectivity PLC	156,596	34,886,457
THAILAND - 0.1%
Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.1%
Fabrinet (b)	18,952	9,275,867
UNITED STATES - 98.7%
Communication Services - 9.5%
Entertainment - 0.8%
Electronic Arts Inc	119,428	24,353,758
Roku Inc Class A (b)	68,991	6,567,943
Take-Two Interactive Software Inc (b)	91,683	20,197,765
TKO Group Holdings Inc Class A	33,652	6,817,222
		57,936,688
Interactive Media & Services - 8.5%
Alphabet Inc Class A	1,752,153	592,227,714
Media - 0.2%
Fox Corp Class A	180,088	13,106,805
TOTAL COMMUNICATION SERVICES		663,271,207
Consumer Discretionary - 4.7%
Automobile Components - 0.2%
Aptiv PLC (b)	115,153	8,722,840
BorgWarner Inc	115,183	5,460,826
		14,183,666
Automobiles - 0.6%
General Motors Co	504,522	42,379,848
Broadline Retail - 0.9%
Amazon.com Inc (b)	157,841	37,771,351
eBay Inc	242,504	22,121,215
Macy's Inc	145,606	2,915,032
		62,807,598
Hotels, Restaurants & Leisure - 0.2%
Carnival Corp (b)	483,231	14,506,595
Household Durables - 0.1%
Somnigroup International Inc	110,939	9,745,991
Specialty Retail - 2.4%
Five Below Inc (b)	29,321	5,619,076
O'Reilly Automotive Inc (b)	449,577	44,242,873
TJX Cos Inc/The	591,072	88,548,496
Ulta Beauty Inc (b)	23,795	15,403,931
Wayfair Inc Class A (b)	55,773	5,771,948
		159,586,324
Textiles, Apparel & Luxury Goods - 0.3%
Ralph Lauren Corp Class A	20,494	7,242,785
Tapestry Inc	110,306	13,998,934
		21,241,719
TOTAL CONSUMER DISCRETIONARY		324,451,741
Consumer Staples - 0.7%
Beverages - 0.5%
Celsius Holdings Inc (b)	84,307	4,424,431
Monster Beverage Corp (b)	377,876	30,517,266
		34,941,697
Consumer Staples Distribution & Retail - 0.2%
Casey's General Stores Inc	19,740	11,972,310
TOTAL CONSUMER STAPLES		46,914,007
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
HF Sinclair Corp	84,069	4,370,747
Financials - 13.1%
Banks - 5.6%
Citigroup Inc	975,743	112,903,223
JPMorgan Chase & Co	915,269	279,971,634
		392,874,857
Capital Markets - 6.8%
Affiliated Managers Group Inc	15,176	4,751,454
Bank of New York Mellon Corp/The	373,693	44,813,265
Cboe Global Markets Inc	55,385	14,680,348
Charles Schwab Corp/The	904,268	93,971,531
Goldman Sachs Group Inc/The	160,437	150,074,374
Interactive Brokers Group Inc Class A	53,429	4,000,763
Morgan Stanley	642,973	117,535,464
Robinhood Markets Inc Class A (b)	410,224	40,809,084
		470,636,283
Consumer Finance - 0.2%
SoFi Technologies Inc Class A (b)	633,755	14,455,951
Insurance - 0.5%
Globe Life Inc	40,108	5,623,944
Hartford Insurance Group Inc/The	148,839	20,102,195
Loews Corp	89,945	9,495,494
		35,221,633
TOTAL FINANCIALS		913,188,724
Health Care - 9.4%
Biotechnology - 2.0%
Alnylam Pharmaceuticals Inc (b)	69,507	23,497,536
Gilead Sciences Inc	657,616	93,348,592
Insmed Inc (b)	111,837	17,543,870
Ionis Pharmaceuticals Inc (b)	84,503	6,985,863
		141,375,861
Health Care Equipment & Supplies - 0.6%
IDEXX Laboratories Inc (b)	42,413	28,436,220
Insulet Corp (b)	33,744	8,632,053
iRhythm Technologies Inc (b)	16,849	2,603,339
		39,671,612
Health Care Providers & Services - 2.5%
Cardinal Health Inc	126,611	27,206,172
Cencora Inc	102,731	36,903,030
Ensign Group Inc/The	30,551	5,244,384
Guardant Health Inc (b)	56,165	6,405,056
HCA Healthcare Inc	86,788	42,375,977
McKesson Corp	65,904	54,780,064
		172,914,683
Life Sciences Tools & Services - 0.1%
Medpace Holdings Inc (b)	11,764	6,852,294
Pharmaceuticals - 4.2%
Elanco Animal Health Inc (b)	263,532	6,345,851
Johnson & Johnson	1,226,477	278,716,898
Royalty Pharma PLC Class A	195,657	8,154,984
		293,217,733
TOTAL HEALTH CARE		654,032,183
Industrials - 16.0%
Aerospace & Defense - 7.1%
BWX Technologies Inc	48,293	9,920,831
Carpenter Technology Corp	26,370	8,381,177
Curtiss-Wright Corp	19,995	13,130,517
GE Aerospace	562,028	172,424,571
General Dynamics Corp	133,821	46,983,215
Howmet Aerospace Inc	213,716	44,470,025
Huntington Ingalls Industries Inc	20,765	8,731,890
L3Harris Technologies Inc	99,185	34,005,577
RTX Corp	709,423	142,544,363
Woodward Inc	31,682	10,069,807
		490,661,973
Building Products - 0.6%
Armstrong World Industries Inc	21,088	3,874,709
Johnson Controls International plc	346,855	41,365,927
		45,240,636
Commercial Services & Supplies - 0.1%
Rollins Inc	148,637	9,414,668
Construction & Engineering - 1.2%
API Group Corp (b)	195,896	8,143,397
Comfort Systems USA Inc	18,676	21,329,860
Everus Construction Group Inc (b)	26,809	2,372,327
MasTec Inc (b)	32,474	7,809,348
Quanta Services Inc	79,034	37,511,907
Valmont Industries Inc	10,403	4,635,161
		81,802,000
Electrical Equipment - 1.8%
Acuity Inc	16,194	5,007,832
GE Vernova Inc	144,281	104,801,390
Nextpower Inc Class A (b)	78,298	9,167,913
nVent Electric PLC	85,072	9,550,183
		128,527,318
Ground Transportation - 1.3%
Uber Technologies Inc (b)	1,105,239	88,474,382
Machinery - 3.6%
Caterpillar Inc	248,289	163,215,257
Cummins Inc	73,045	42,279,907
Donaldson Co Inc	61,807	6,300,605
ITT Inc	41,297	7,528,443
Mueller Industries Inc	58,611	7,979,302
RBC Bearings Inc (b)	16,631	8,310,012
Xylem Inc/NY	128,767	17,753,106
		253,366,632
Professional Services - 0.2%
Leidos Holdings Inc	68,082	12,818,479
Trading Companies & Distributors - 0.1%
Air Lease Corp Class A (c)	55,860	3,610,232
TOTAL INDUSTRIALS		1,113,916,320
Information Technology - 41.7%
Communications Equipment - 2.8%
Ciena Corp (b)	74,801	18,835,640
Cisco Systems Inc	2,079,920	162,899,334
Lumentum Holdings Inc (b)(c)	37,024	14,507,484
		196,242,458
Electronic Equipment, Instruments & Components - 2.2%
Amphenol Corp Class A	647,054	93,227,540
Corning Inc	413,169	42,659,699
Flex Ltd (b)	199,118	12,552,399
TD SYNNEX Corp	40,704	6,458,504
		154,898,142
IT Services - 2.4%
Cloudflare Inc Class A (b)	165,850	29,413,498
IBM Corporation	350,202	107,406,953
Snowflake Inc (b)	176,852	34,079,380
		170,899,831
Semiconductors & Semiconductor Equipment - 21.4%
Broadcom Inc	1,079,280	357,565,464
Lam Research Corp	670,732	156,589,093
Micron Technology Inc	593,096	246,063,668
Monolithic Power Systems Inc	25,389	28,541,044
NVIDIA Corp	3,659,222	699,387,102
		1,488,146,371
Software - 7.8%
AppLovin Corp Class A (b)	106,373	50,326,130
Crowdstrike Holdings Inc Class A (b)	132,098	58,308,718
Microsoft Corp	568,405	244,578,987
Palantir Technologies Inc Class A (b)	1,205,287	176,683,021
Unity Software Inc (b)	179,005	5,209,046
Zscaler Inc (b)	51,678	10,336,117
		545,442,019
Technology Hardware, Storage & Peripherals - 5.1%
Apple Inc	856,078	222,135,119
Sandisk Corp/DE	73,157	42,156,721
Seagate Technology Holdings PLC	112,714	45,952,371
Western Digital Corp	183,865	46,008,539
		356,252,750
TOTAL INFORMATION TECHNOLOGY		2,911,881,571
Materials - 1.1%
Metals & Mining - 1.1%
Commercial Metals Co	59,010	4,536,099
MP Materials Corp (b)(c)	65,150	3,828,865
Newmont Corp	582,190	65,409,047
TOTAL MATERIALS		73,774,011
Real Estate - 1.1%
Diversified REITs - 0.1%
WP Carey Inc	115,920	8,085,420
Health Care REITs - 1.0%
American Healthcare REIT Inc	89,088	4,179,118
Welltower Inc	354,453	66,764,767
		70,943,885
TOTAL REAL ESTATE		79,029,305
Utilities - 1.4%
Electric Utilities - 0.7%
Entergy Corp	214,365	20,555,461
Evergy Inc	121,752	9,342,031
NRG Energy Inc	102,451	15,637,096
		45,534,588
Gas Utilities - 0.2%
Atmos Energy Corp	85,053	14,147,716
Independent Power and Renewable Electricity Producers - 0.1%
Ormat Technologies Inc	32,175	4,019,944
Talen Energy Corp (b)	24,185	8,425,087
		12,445,031
Multi-Utilities - 0.4%
CenterPoint Energy Inc	346,334	13,745,996
NiSource Inc	243,038	10,764,153
		24,510,149
TOTAL UTILITIES		96,637,484
TOTAL UNITED STATES		6,881,467,300
TOTAL COMMON STOCKS (Cost $6,159,729,581)		6,951,273,859

U.S. Treasury Obligations - 0.0%
	Yield (%) (d)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 2/12/2026 (e) (Cost $797,078)	3.82	798,000	797,204

Money Market Funds - 0.7%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f)	3.70	34,484,262	34,491,159
Fidelity Securities Lending Cash Central Fund (f)(g)	3.70	16,846,474	16,848,158
TOTAL MONEY MARKET FUNDS (Cost $51,339,317)			51,339,317

TOTAL INVESTMENT IN SECURITIES - 100.4% (Cost $6,211,865,976)	7,003,410,380
NET OTHER ASSETS (LIABILITIES) - (0.4)%	(26,676,184)
NET ASSETS - 100.0%	6,976,734,196

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Equity Contracts
CME E-Mini Nasdaq 100 Index Contracts (United States)	12	3/2026	6,160,800	100,643
CME E-Mini S&P 500 Index Contracts (United States)	55	3/2026	19,155,813	300,437

TOTAL FUTURES CONTRACTS				401,080
The notional amount of long futures as a percentage of Net Assets is 0.3%.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Security or a portion of the security is on loan at period end.
(d)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $797,204.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	12,031,592	639,814,764	617,325,211	1,409,301	(29,986)	-	34,491,159	34,484,262	0.1%
Fidelity Securities Lending Cash Central Fund	2,397,600	190,026,383	175,574,217	6,909	(1,608)	-	16,848,158	16,846,474	0.1%
Total	14,429,192	829,841,147	792,899,428	1,416,210	(31,594)	-	51,339,317

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of January 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	663,271,207	663,271,207	-	-
Consumer Discretionary	324,451,741	324,451,741	-	-
Consumer Staples	46,914,007	46,914,007	-	-
Energy	4,370,747	4,370,747	-	-
Financials	917,947,332	917,947,332	-	-
Health Care	654,032,183	654,032,183	-	-
Industrials	1,113,916,320	1,113,916,320	-	-
Information Technology	2,956,043,895	2,956,043,895	-	-
Materials	94,659,638	94,659,638	-	-
Real Estate	79,029,305	79,029,305	-	-
Utilities	96,637,484	96,637,484	-	-

U.S. Treasury Obligations	797,204	-	797,204	-

Money Market Funds	51,339,317	51,339,317	-	-
Total Investments in Securities:	7,003,410,380	7,002,613,176	797,204	-
Derivative Instruments:

Assets
Futures Contracts	401,080	401,080	-	-
Total Assets	401,080	401,080	-	-
Total Derivative Instruments:	401,080	401,080	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of January 31, 2026. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	401,080	-
Total Equity Risk	401,080	-
Total Value of Derivatives	401,080	-

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of January 31, 2026 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $16,641,052) - See accompanying schedule:
Unaffiliated issuers (cost $6,160,526,659)	$6,952,071,063
Fidelity Central Funds (cost $51,339,317)	51,339,317

Total Investment in Securities (cost $6,211,865,976)		$7,003,410,380
Segregated cash with brokers for derivative instruments		1,718,775
Receivable for fund shares sold		1,100,027
Dividends receivable		2,795,799
Distributions receivable from Fidelity Central Funds		764,535
Prepaid expenses		2,666
Total assets		7,009,792,182
Liabilities
Payable for investments purchased	$14,832,435
Payable for fund shares redeemed	336,980
Accrued management fee	560,797
Payable for daily variation margin on futures contracts	235,527
Other payables and accrued expenses	242,772
Collateral on securities loaned	16,849,475
Total liabilities		33,057,986
Net Assets		$6,976,734,196
Net Assets consist of:
Paid in capital		$6,250,337,377
Total accumulated earnings (loss)		726,396,819
Net Assets		$6,976,734,196
Net Asset Value, offering price and redemption price per share ($6,976,734,196 ÷ 359,549,310 shares)		$19.40
Statement of Operations
Six months ended January 31, 2026 (Unaudited)
Investment Income
Dividends		$25,385,158
Interest		51,445
Income from Fidelity Central Funds (including $6,909 from security lending)		1,416,210
Total income		26,852,813
Expenses
Management fee	$2,712,916
Custodian fees and expenses	24,118
Independent trustees' fees and expenses	5,776
Registration fees	228,983
Audit fees	28,851
Legal	5,273
Miscellaneous	7,512
Total expenses before reductions	3,013,429
Expense reductions	(58)
Total expenses after reductions		3,013,371
Net Investment income (loss)		23,839,442
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	66,049,126
Fidelity Central Funds	(31,594)
Futures contracts	5,999,247
Total net realized gain (loss)		72,016,779
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	222,345,261
Futures contracts	(381,500)
Total change in net unrealized appreciation (depreciation)		221,963,761
Net gain (loss)		293,980,540
Net increase (decrease) in net assets resulting from operations		$317,819,982
Statement of Changes in Net Assets

	Six months ended January 31, 2026 (Unaudited)	Year ended July 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$23,839,442	$30,327,080
Net realized gain (loss)	72,016,779	39,668,686
Change in net unrealized appreciation (depreciation)	221,963,761	430,248,341
Net increase (decrease) in net assets resulting from operations	317,819,982	500,244,107
Distributions to shareholders	(162,594,268)	(81,440,685)

Share transactions
Proceeds from sales of shares	2,278,931,868	3,641,042,729
Reinvestment of distributions	160,327,602	78,621,575
Cost of shares redeemed	(62,599,001)	(339,314,632)

Net increase (decrease) in net assets resulting from share transactions	2,376,660,469	3,380,349,672
Total increase (decrease) in net assets	2,531,886,183	3,799,153,094

Net Assets
Beginning of period	4,444,848,013	645,694,919
End of period	$6,976,734,196	$4,444,848,013

Other Information
Shares
Sold	118,536,569	211,151,493
Issued in reinvestment of distributions	8,382,887	4,709,888
Redeemed	(3,226,574)	(19,519,809)
Net increase (decrease)	123,692,882	196,341,572

Financial Highlights
Fidelity® SAI U.S. Momentum Index Fund

	Six months ended January 31, 2026 (Unaudited)	Years ended July 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$18.85	$16.34	$14.48	$13.95	$19.05	$15.74
Income from Investment Operations
Net investment income (loss) A,B	.09	.20	.10	.30	.19	.10
Net realized and unrealized gain (loss)	.99	3.30	4.17	.52 C	(1.81)	4.66
Total from investment operations	1.08	3.50	4.27	.82	(1.62)	4.76
Distributions from net investment income	(.16)	(.08)	(.11)	(.29)	(.10)	(.18)
Distributions from net realized gain	(.37)	(.90)	(2.30)	-	(3.38)	(1.27)
Total distributions	(.53)	(.99) D	(2.41)	(.29)	(3.48)	(1.45)
Net asset value, end of period	$19.40	$18.85	$16.34	$14.48	$13.95	$19.05
Total Return E,F	5.77%	22.32%	35.08%	5.99% C	(11.06)%	32.98%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.11% I	.11%	.13%	.11%	.11%	.11%
Expenses net of fee waivers, if any	.11 % I	.11%	.13%	.11%	.11%	.11%
Expenses net of all reductions, if any	.11% I	.11%	.13%	.11%	.11%	.11%
Net investment income (loss)	.88% I	1.18%	.68%	2.15%	1.25%	.58%
Supplemental Data
Net assets, end of period (000 omitted)	$6,976,734	$4,444,848	$645,695	$334,910	$4,524,235	$2,908,860
Portfolio turnover rate J	170 % I	143%	104%	85%	138%	128%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been 5.95%.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended January 31, 2026

1. Organization.
Fidelity SAI U.S. Momentum Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2026 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, passive foreign investment companies (PFIC) and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$944,828,560
Gross unrealized depreciation	(173,487,189)
Net unrealized appreciation (depreciation)	$771,341,371
Tax cost	$6,232,470,089

The Fund elected to defer to its next fiscal year approximately $13,193,507 of capital losses recognized during the period November 1, 2024 to July 31, 2025.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity SAI U.S. Momentum Index Fund	6,866,037,771	4,626,397,080
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .10% of the Fund's average net assets.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity SAI U.S. Momentum Index Fund	54,427,130	35,384,934	(1,862,524)
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
Fidelity SAI U.S. Momentum Index Fund	3,866
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity SAI U.S. Momentum Index Fund	754	-	-
9. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $58.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

	Strategic Advisers Fidelity U.S. Total Stock Fund	Strategic Advisers U.S. Total Stock Fund
Fidelity SAI U.S. Momentum Index Fund	64%	21%

Mutual funds managed by the investment adviser or its affiliates, in aggregate, were the owners of record of more than 20% of the total outstanding shares.

Fund	% of shares held
Fidelity SAI U.S. Momentum Index Fund	85
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity SAI U.S. Momentum Index Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreement (Sub-Advisory Agreement) for the fund with Geode Capital Management, LLC (Geode) (together, the Advisory Contracts). FMR and Geode are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity U.S. registered funds (Fidelity funds) through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2025 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by Fidelity and Geode from their respective relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by individual Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of Fidelity and Geode, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups and with senior management of Geode. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of the fund.
The Trustees also discussed with representatives of Fidelity, at meetings throughout the year, Fidelity's role in, among other things, overseeing compliance with federal securities laws and other applicable requirements by Geode with respect to the fund and monitoring and overseeing the performance and investment capabilities of Geode. The Trustees considered that the Board had received from Fidelity periodic reports about its oversight and due diligence processes, as well as periodic reports regarding the performance of Geode.
The Board also considered the nature, extent and quality of services provided by Geode. The Trustees noted that under the Sub-Advisory Agreement, subject to oversight by Fidelity, Geode is responsible for, among other things, identifying investments and arranging for execution of portfolio transactions to implement the fund's investment strategy. In addition, the Trustees noted that Geode is responsible for providing such reporting as may be requested by Fidelity to fulfill its oversight responsibilities discussed above.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staffs, such as size, education, experience, and resources, as well as Fidelity's and Geode's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity's and Geode's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's and Geode's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, cybersecurity, technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and by FMR's affiliates under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account and market information over the Internet, via the Fidelity mobile app and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against the index the fund seeks to track (benchmark index). The Board also periodically considers the fund's tracking error versus its benchmark index. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds over different time periods and discussed with the Investment Advisers the reasons for such underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that an index fund's performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) of the fund compared to the fund's benchmark index, over appropriate time periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of the fund's management fee and total expense ratio, the Board considered the fund's management fee rate as well as other fund expenses, such as custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "total peer groups") that were compiled by Fidelity based on combining similar Morningstar categories that have comparable investment mandates and sales load types (as classified by Lipper). The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) of the fund relative to the funds and classes in the total peer group; (ii) gross management fee comparisons of the fund relative to a subset of non-Fidelity funds in the total peer group that are similar in size to the fund (referred to as the "asset-sized peer group"); (iii) total expense comparisons of the fund relative to the total peer group; and (iv) total expense comparisons (excluding performance adjustments and fund-paid 12b-1 fees) of the fund relative to the asset-sized peer group. The asset-sized peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the total peer group for 2024 and below the competitive median of the asset-sized peer group for 2024. Further, the information provided to the Board indicated that the total expense ratio of the fund ranked below the competitive median of the total peer group for 2024 and below the competitive median of the asset-sized peer group for 2024.
Fees Charged to Other Clients. The Board also considered fee structures and other information with respect to clients of Fidelity and Geode other than the fund, such as other funds advised or subadvised by Fidelity or Geode, pension plan clients, and other institutional clients with similar investment mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of the fund and all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's and Geode's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's and Geode's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
The Board also considered information regarding the profitability of Geode's relationship with the fund.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) and their shareholders have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale. The Board's consideration of these matters was informed by the findings of the committee.
The Board concluded, taking into account the analysis of the Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) portfolio manager changes that have occurred during the past year; (ii) hiring, training, compensating, and retaining adviser and sub-adviser personnel; (iii) the terms of the funds' various management fee structures and arrangements for transfer agent and pricing and bookkeeping services; (iv) Fidelity's fund profitability methodology, profitability trends for certain funds and asset classes, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (v) information about the role of fund profitability in considering changes to the fund lineup; (vi) the types of management fee and total expense comparisons provided, and challenges and limitations associated with such information; (vii) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (viii) matters related to money market funds, bond funds, allocation funds, exchange-traded funds, and target date funds; (ix) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; and (x) the terms of management contracts between Fidelity and other funds and products not overseen by the Board.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through September 30, 2026.

1.9878818.108
SY1-SANN-0426
Fidelity® SAI U.S. Large Cap Index Fund

Semi-Annual Report
January 31, 2026
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Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® SAI U.S. Large Cap Index Fund
Schedule of Investments January 31, 2026 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.7%
	Shares	Value ($)
NETHERLANDS - 0.1%
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
NXP Semiconductors NV	64,691	14,629,222
SWITZERLAND - 0.1%
Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.1%
TE Connectivity PLC	75,619	16,846,401
UNITED STATES - 99.5%
Communication Services - 11.0%
Diversified Telecommunication Services - 0.8%
AT&T Inc	1,822,286	47,762,116
Comcast Corp Class A	934,206	27,792,629
Verizon Communications Inc	1,083,798	48,250,687
		123,805,432
Entertainment - 1.3%
Electronic Arts Inc	57,697	11,765,572
Live Nation Entertainment Inc (b)	40,587	5,903,379
Netflix Inc (b)	1,089,170	90,934,804
Take-Two Interactive Software Inc (b)	44,646	9,835,514
TKO Group Holdings Inc Class A	17,040	3,451,963
Walt Disney Co/The	458,894	51,763,243
Warner Bros Discovery Inc (b)	636,944	17,541,438
		191,195,913
Interactive Media & Services - 8.6%
Alphabet Inc Class A	1,495,477	505,471,226
Alphabet Inc Class C	1,195,244	404,625,951
Match Group Inc	60,680	1,890,182
Meta Platforms Inc Class A	559,809	401,103,149
		1,313,090,508
Media - 0.2%
Charter Communications Inc Class A (b)(c)	22,619	4,662,228
Fox Corp Class A	53,514	3,894,749
Fox Corp Class B	38,199	2,504,708
News Corp Class A	96,255	2,601,773
News Corp Class B	31,731	986,834
Omnicom Group Inc	81,991	6,316,587
Paramount Skydance Corp Class B	79,884	895,500
Trade Desk Inc (The) Class A (b)	113,180	3,432,749
		25,295,128
Wireless Telecommunication Services - 0.1%
T-Mobile US Inc	123,626	24,380,283
TOTAL COMMUNICATION SERVICES		1,677,767,264
Consumer Discretionary - 10.4%
Automobile Components - 0.0%
Aptiv PLC (b)	55,541	4,207,231
Automobiles - 2.3%
Ford Motor Co	1,005,971	13,962,877
General Motors Co	239,784	20,141,856
Tesla Inc (b)	722,273	310,873,522
		344,978,255
Broadline Retail - 4.0%
Amazon.com Inc (b)	2,500,530	598,376,830
eBay Inc	116,183	10,598,213
		608,975,043
Distributors - 0.0%
Genuine Parts Co	35,757	4,969,866
Pool Corp	8,426	2,140,962
		7,110,828
Hotels, Restaurants & Leisure - 1.8%
Airbnb Inc Class A (b)	109,318	14,142,470
Booking Holdings Inc	8,285	41,440,244
Carnival Corp (b)	279,100	8,378,582
Chipotle Mexican Grill Inc (b)	339,881	13,211,174
Darden Restaurants Inc	29,898	5,960,166
Domino's Pizza Inc	7,990	3,278,537
DoorDash Inc Class A (b)	96,090	19,661,936
Expedia Group Inc Class A	30,076	7,965,328
Hilton Worldwide Holdings Inc	59,746	17,834,778
Las Vegas Sands Corp	78,205	4,123,750
Marriott International Inc/MD Class A1	57,252	18,051,556
McDonald's Corp	183,054	57,662,010
MGM Resorts International (b)	52,727	1,768,464
Norwegian Cruise Line Holdings Ltd (b)	117,020	2,569,759
Royal Caribbean Cruises Ltd	65,192	21,164,583
Starbucks Corp	292,231	26,870,640
Wynn Resorts Ltd	21,701	2,331,772
Yum! Brands Inc	71,368	11,097,724
		277,513,473
Household Durables - 0.2%
DR Horton Inc	70,394	10,477,443
Garmin Ltd	42,022	8,473,316
Lennar Corp Class A	55,458	6,064,332
NVR Inc (b)	730	5,574,083
PulteGroup Inc	50,102	6,267,259
		36,856,433
Leisure Products - 0.0%
Hasbro Inc	34,269	3,060,564
Specialty Retail - 1.8%
AutoZone Inc (b)	4,275	15,835,840
Best Buy Co Inc	50,224	3,269,582
Carvana Co Class A (b)	36,352	14,581,151
Home Depot Inc/The	255,856	95,841,100
Lowe's Cos Inc	144,156	38,498,301
O'Reilly Automotive Inc (b)	216,970	21,352,018
Ross Stores Inc	83,597	15,770,574
TJX Cos Inc/The	286,072	42,856,446
Tractor Supply Co	135,822	6,910,623
Ulta Beauty Inc (b)	11,525	7,460,824
Williams-Sonoma Inc	31,305	6,406,568
		268,783,027
Textiles, Apparel & Luxury Goods - 0.3%
Deckers Outdoor Corp (b)	37,463	4,470,834
Lululemon Athletica Inc (b)	27,738	4,840,281
NIKE Inc Class B	305,704	18,895,564
Ralph Lauren Corp Class A	9,963	3,521,024
Tapestry Inc	52,604	6,675,974
		38,403,677
TOTAL CONSUMER DISCRETIONARY		1,589,888,531
Consumer Staples - 5.0%
Beverages - 1.1%
Brown-Forman Corp Class B (c)	45,263	1,238,848
Coca-Cola Co/The	995,125	74,445,302
Constellation Brands Inc Class A	36,236	5,678,181
Keurig Dr Pepper Inc	349,213	9,582,405
Molson Coors Beverage Co Class B	43,519	2,090,653
Monster Beverage Corp (b)	183,329	14,805,650
PepsiCo Inc	351,464	53,995,414
		161,836,453
Consumer Staples Distribution & Retail - 1.9%
Costco Wholesale Corp	113,916	107,109,519
Dollar General Corp	56,576	8,114,696
Dollar Tree Inc (b)	48,758	5,733,452
Kroger Co/The	156,709	9,849,161
Sysco Corp	123,087	10,320,845
Target Corp	116,800	12,318,896
Walmart Inc	1,127,147	134,288,294
		287,734,863
Food Products - 0.5%
Archer-Daniels-Midland Co	123,527	8,314,602
Bunge Global SA	34,791	3,961,999
Campbell's Company/The	50,505	1,413,130
Conagra Brands Inc	122,957	2,275,934
General Mills Inc	137,110	6,342,709
Hershey Co/The	38,086	7,417,249
Hormel Foods Corp	74,927	1,843,953
JM Smucker Co	27,423	2,875,576
Kraft Heinz Co/The	219,060	5,200,484
Lamb Weston Holdings Inc	35,819	1,645,167
McCormick & Co Inc/MD	65,093	4,024,700
Mondelez International Inc	331,676	19,393,096
Tyson Foods Inc Class A	72,754	4,753,019
		69,461,618
Household Products - 0.8%
Church & Dwight Co Inc	61,723	5,940,839
Clorox Co/The	31,354	3,536,417
Colgate-Palmolive Co	207,192	18,707,366
Kimberly-Clark Corp	85,301	8,529,247
Procter & Gamble Co/The	600,639	91,158,981
		127,872,850
Personal Care Products - 0.1%
Estee Lauder Cos Inc/The Class A	63,195	7,285,119
Kenvue Inc	492,441	8,568,473
		15,853,592
Tobacco - 0.6%
Altria Group Inc	431,489	26,748,003
Philip Morris International Inc	400,122	71,797,892
		98,545,895
TOTAL CONSUMER STAPLES		761,305,271
Energy - 3.2%
Energy Equipment & Services - 0.3%
Baker Hughes Co Class A	253,642	14,214,098
Halliburton Co	216,334	7,251,516
SLB Ltd	384,001	18,577,968
		40,043,582
Oil, Gas & Consumable Fuels - 2.9%
APA Corp	91,165	2,407,668
Chevron Corp	486,506	86,062,911
ConocoPhillips	317,631	33,106,679
Coterra Energy Inc	195,706	5,646,118
Devon Energy Corp	161,242	6,483,541
Diamondback Energy Inc	47,872	7,848,614
EOG Resources Inc	139,470	15,638,771
EQT Corp	160,411	9,260,527
Expand Energy Corp	61,220	6,881,740
Exxon Mobil Corp	1,083,989	153,276,046
Kinder Morgan Inc	503,234	15,343,605
Marathon Petroleum Corp	77,267	13,613,673
Occidental Petroleum Corp	184,865	8,391,022
ONEOK Inc	161,739	12,808,111
Phillips 66	103,568	14,868,222
Targa Resources Corp	55,176	11,089,272
Texas Pacific Land Corp	14,885	5,185,339
Valero Energy Corp	78,400	14,224,112
Williams Cos Inc/The	313,905	21,113,250
		443,249,221
TOTAL ENERGY		483,292,803
Financials - 12.9%
Banks - 3.5%
Bank of America Corp	1,726,885	91,870,282
Citigroup Inc	459,925	53,217,922
Citizens Financial Group Inc	110,396	6,952,740
Fifth Third Bancorp	231,024	11,602,025
Huntington Bancshares Inc/OH	522,299	9,129,787
JPMorgan Chase & Co	699,736	214,042,245
KeyCorp	238,788	5,138,717
M&T Bank Corp	39,505	8,753,123
PNC Financial Services Group Inc/The	100,801	22,508,863
Regions Financial Corp	225,394	6,423,729
Truist Financial Corp	328,819	16,907,873
US Bancorp	399,554	22,418,975
Wells Fargo & Co	806,877	73,014,300
		541,980,581
Capital Markets - 3.4%
Ameriprise Financial Inc	23,881	12,589,824
Ares Management Corp Class A	52,953	7,925,476
Bank of New York Mellon Corp/The	179,248	21,495,420
Blackrock Inc	37,089	41,500,366
Blackstone Inc	189,813	27,033,167
Cboe Global Markets Inc	26,898	7,129,584
Charles Schwab Corp/The	429,343	44,617,325
CME Group Inc Class A	92,689	26,792,682
Coinbase Global Inc Class A (b)	58,647	11,420,917
FactSet Research Systems Inc	9,628	2,448,978
Franklin Resources Inc	79,008	2,103,192
Goldman Sachs Group Inc/The	77,094	72,114,499
Interactive Brokers Group Inc Class A	114,477	8,572,038
Intercontinental Exchange Inc	146,560	25,469,197
Invesco Ltd	114,408	3,122,194
KKR & Co Inc Class A	176,419	20,157,635
Moody's Corp	39,436	20,331,624
Morgan Stanley	310,475	56,754,830
MSCI Inc	19,314	11,766,475
Nasdaq Inc	115,948	11,234,202
Northern Trust Corp	48,611	7,263,942
Raymond James Financial Inc	45,319	7,516,609
Robinhood Markets Inc Class A (b)	202,127	20,107,594
S&P Global Inc	79,683	42,055,891
State Street Corp	71,795	9,395,094
T Rowe Price Group Inc	56,096	5,928,225
		526,846,980
Consumer Finance - 0.6%
American Express Co	138,110	48,638,199
Capital One Financial Corp	163,410	35,775,351
Synchrony Financial	92,579	6,724,013
		91,137,563
Financial Services - 3.7%
Apollo Global Management Inc	119,354	16,057,887
Berkshire Hathaway Inc Class B (b)	471,347	226,496,374
Block Inc Class A (b)	140,773	8,506,912
Corpay Inc (b)	17,982	5,657,677
Fidelity National Information Services Inc	133,109	7,354,272
Fiserv Inc (b)	138,250	8,810,673
Global Payments Inc	60,853	4,365,594
Jack Henry & Associates Inc	18,604	3,334,023
Mastercard Inc Class A	210,764	113,557,536
PayPal Holdings Inc	240,502	12,672,050
Visa Inc Class A	433,792	139,607,279
		546,420,277
Insurance - 1.7%
AFLAC Inc	121,247	13,452,355
Allstate Corp/The	67,263	13,384,664
American International Group Inc	138,694	10,385,407
Aon PLC	55,247	19,316,561
Arch Capital Group Ltd (b)	92,817	8,914,145
Arthur J Gallagher & Co	66,010	16,460,914
Assurant Inc	12,873	3,065,447
Brown & Brown Inc	75,473	5,441,603
Chubb Ltd	94,078	29,122,786
Cincinnati Financial Corp	40,103	6,452,172
Erie Indemnity Co Class A	6,530	1,848,054
Everest Group Ltd	10,790	3,574,511
Globe Life Inc	20,462	2,869,182
Hartford Insurance Group Inc/The	71,625	9,673,673
Loews Corp	43,559	4,598,524
Marsh & McLennan Cos Inc	125,927	23,698,202
MetLife Inc	142,265	11,221,863
Principal Financial Group Inc	51,388	4,867,471
Progressive Corp/The	150,729	31,351,632
Prudential Financial Inc	89,965	9,996,011
Travelers Companies Inc/The	57,337	16,312,950
W R Berkley Corp	77,168	5,292,181
Willis Towers Watson PLC	24,612	7,813,572
		259,113,880
TOTAL FINANCIALS		1,965,499,281
Health Care - 9.4%
Biotechnology - 1.7%
AbbVie Inc	454,292	101,311,659
Amgen Inc	138,412	47,320,295
Biogen Inc (b)	37,709	6,783,472
Gilead Sciences Inc	318,907	45,268,849
Incyte Corp (b)	42,389	4,241,867
Moderna Inc (b)(c)	89,375	3,938,756
Regeneron Pharmaceuticals Inc	25,905	19,207,262
Vertex Pharmaceuticals Inc (b)	65,216	30,644,998
		258,717,158
Health Care Equipment & Supplies - 1.9%
Abbott Laboratories	446,963	48,853,056
Align Technology Inc (b)	17,152	2,796,291
Baxter International Inc	132,134	2,651,928
Becton Dickinson & Co	73,675	14,991,389
Boston Scientific Corp (b)	381,050	35,639,607
Cooper Cos Inc/The (b)	51,102	4,158,681
Dexcom Inc (b)	100,250	7,322,260
Edwards Lifesciences Corp (b)	149,161	12,135,739
GE HealthCare Technologies Inc	117,088	9,246,439
Hologic Inc (b)	57,209	4,286,670
IDEXX Laboratories Inc (b)	20,525	13,761,192
Insulet Corp (b)	18,082	4,625,556
Intuitive Surgical Inc (b)	91,120	45,944,526
Medtronic PLC	329,686	33,944,471
ResMed Inc	37,519	9,691,533
Solventum Corp (b)	37,896	2,916,855
STERIS PLC	25,228	6,624,873
Stryker Corp	88,469	32,694,604
Zimmer Biomet Holdings Inc	50,941	4,435,433
		296,721,103
Health Care Providers & Services - 1.6%
Cardinal Health Inc	61,072	13,123,151
Cencora Inc	49,835	17,901,729
Centene Corp (b)	120,024	5,199,440
Cigna Group/The	68,663	18,821,215
CVS Health Corp	326,297	24,315,652
DaVita Inc (b)	9,074	992,151
Elevance Health Inc	57,125	19,750,398
HCA Healthcare Inc	41,059	20,047,878
Henry Schein Inc (b)	25,721	1,941,421
Humana Inc	30,915	6,034,608
Labcorp Holdings Inc	21,309	5,785,820
McKesson Corp	31,726	26,370,968
Molina Healthcare Inc (b)	13,212	2,372,743
Quest Diagnostics Inc	28,594	5,347,936
UnitedHealth Group Inc	232,839	66,808,494
Universal Health Services Inc Class B	14,197	2,857,288
		237,670,892
Life Sciences Tools & Services - 0.9%
Agilent Technologies Inc	72,871	9,753,783
Bio-Techne Corp	40,051	2,566,869
Charles River Laboratories International Inc (b)	12,650	2,662,572
Danaher Corp	161,590	35,370,435
IQVIA Holdings Inc (b)	43,774	10,074,586
Mettler-Toledo International Inc (b)	5,251	7,210,883
Revvity Inc	29,142	3,170,650
Thermo Fisher Scientific Inc	96,573	55,878,104
Waters Corp (b)	15,303	5,673,128
West Pharmaceutical Services Inc	18,492	4,273,871
		136,634,881
Pharmaceuticals - 3.3%
Bristol-Myers Squibb Co	523,274	28,806,234
Eli Lilly & Co	204,123	211,706,169
Johnson & Johnson	619,290	140,733,653
Merck & Co Inc	637,984	70,350,496
Pfizer Inc	1,461,466	38,641,161
Viatris Inc	296,053	3,875,334
Zoetis Inc Class A	113,277	14,139,235
		508,252,282
TOTAL HEALTH CARE		1,437,996,316
Industrials - 8.6%
Aerospace & Defense - 2.4%
Axon Enterprise Inc (b)	20,283	9,808,453
Boeing Co (b)	201,277	47,042,460
GE Aerospace	271,132	83,180,587
General Dynamics Corp	65,169	22,880,184
Howmet Aerospace Inc	103,347	21,504,444
Huntington Ingalls Industries Inc	10,087	4,241,684
L3Harris Technologies Inc	48,080	16,484,228
Lockheed Martin Corp	52,342	33,196,343
Northrop Grumman Corp	34,484	23,871,894
RTX Corp	344,635	69,247,511
Textron Inc	45,297	3,988,854
TransDigm Group Inc	14,476	20,665,069
		356,111,711
Air Freight & Logistics - 0.3%
CH Robinson Worldwide Inc	30,366	5,919,852
Expeditors International of Washington Inc	34,449	5,530,442
FedEx Corp	55,798	17,980,906
United Parcel Service Inc Class B	189,951	20,176,595
		49,607,795
Building Products - 0.5%
A O Smith Corp	29,141	2,141,571
Allegion plc	22,114	3,657,434
Builders FirstSource Inc (b)	28,424	3,251,706
Carrier Global Corp	203,494	12,124,173
Johnson Controls International plc	157,088	18,734,315
Lennox International Inc	8,204	4,061,636
Masco Corp	53,387	3,528,347
Trane Technologies PLC	56,996	23,971,378
		71,470,560
Commercial Services & Supplies - 0.5%
Cintas Corp	87,802	16,804,425
Copart Inc (b)	228,872	9,287,626
Republic Services Inc	51,721	11,124,670
Rollins Inc	75,443	4,778,559
Veralto Corp	63,823	6,317,200
Waste Management Inc	95,269	21,172,583
		69,485,063
Construction & Engineering - 0.2%
Comfort Systems USA Inc	9,046	10,331,437
EMCOR Group Inc	11,507	8,293,440
Quanta Services Inc	38,329	18,192,093
		36,816,970
Electrical Equipment - 0.9%
AMETEK Inc	59,172	13,253,345
Eaton Corp PLC	99,835	35,084,016
Emerson Electric Co	144,406	21,221,906
GE Vernova Inc	69,741	50,657,770
Generac Holdings Inc (b)	15,084	2,534,715
Hubbell Inc	13,661	6,665,748
Rockwell Automation Inc	28,859	12,168,397
		141,585,897
Ground Transportation - 0.8%
CSX Corp	478,647	18,073,711
JB Hunt Transport Services Inc	19,335	3,919,591
Norfolk Southern Corp	57,677	16,797,849
Old Dominion Freight Line Inc	47,297	8,191,840
Uber Technologies Inc (b)	534,090	42,753,905
Union Pacific Corp	152,467	35,844,992
		125,581,888
Industrial Conglomerates - 0.4%
3M Co	136,547	20,913,539
Honeywell International Inc	163,193	37,129,671
		58,043,210
Machinery - 1.7%
Caterpillar Inc	120,291	79,074,493
Cummins Inc	35,481	20,537,112
Deere & Co	64,622	34,120,417
Dover Corp	35,254	7,103,328
Fortive Corp	81,640	4,311,408
IDEX Corp	19,239	3,819,903
Illinois Tool Works Inc	67,857	17,728,320
Ingersoll Rand Inc	92,419	7,956,352
Nordson Corp	13,720	3,766,552
Otis Worldwide Corp	100,173	8,556,778
PACCAR Inc	134,999	16,592,727
Parker-Hannifin Corp	32,435	30,353,970
Pentair PLC	42,063	4,432,178
Snap-on Inc	13,368	4,894,158
Stanley Black & Decker Inc	39,812	3,131,612
Westinghouse Air Brake Technologies Corp	43,943	10,113,042
Xylem Inc/NY	62,582	8,628,180
		265,120,530
Passenger Airlines - 0.2%
Delta Air Lines Inc	166,727	10,985,643
Southwest Airlines Co	132,931	6,316,881
United Airlines Holdings Inc (b)	83,214	8,514,456
		25,816,980
Professional Services - 0.5%
Automatic Data Processing Inc	103,960	25,659,407
Broadridge Financial Solutions Inc	30,004	5,914,088
Dayforce Inc (b)	41,136	2,849,491
Equifax Inc	31,460	6,336,044
Jacobs Solutions Inc	30,726	4,155,999
Leidos Holdings Inc	32,864	6,187,634
Paychex Inc	83,257	8,586,294
Paycom Software Inc	12,561	1,692,595
Verisk Analytics Inc	35,825	7,790,505
		69,172,057
Trading Companies & Distributors - 0.2%
Fastenal Co	295,093	12,795,233
United Rentals Inc	16,356	12,791,373
WW Grainger Inc	11,244	12,142,845
		37,729,451
TOTAL INDUSTRIALS		1,306,542,112
Information Technology - 33.1%
Communications Equipment - 0.9%
Arista Networks Inc (b)	265,425	37,621,340
Cisco Systems Inc	1,012,932	79,332,835
F5 Inc (b)	14,827	4,086,469
Motorola Solutions Inc	42,812	17,233,542
		138,274,186
Electronic Equipment, Instruments & Components - 0.6%
Amphenol Corp Class A	314,634	45,332,467
CDW Corp/DE	33,465	4,229,641
Corning Inc	200,544	20,706,168
Jabil Inc	27,462	6,513,712
Keysight Technologies Inc (b)	44,174	9,556,161
Teledyne Technologies Inc (b)	12,068	7,485,780
Zebra Technologies Corp Class A (b)	13,022	3,059,910
		96,883,839
IT Services - 0.9%
Accenture PLC Class A	159,402	42,024,743
Akamai Technologies Inc (b)	36,979	3,592,510
Cognizant Technology Solutions Corp Class A	124,060	10,180,364
EPAM Systems Inc (b)	14,200	2,962,120
Gartner Inc (b)	18,527	3,883,444
GoDaddy Inc Class A (b)	34,737	3,491,763
IBM Corporation	240,266	73,689,583
VeriSign Inc	21,445	5,237,512
		145,062,039
Semiconductors & Semiconductor Equipment - 14.8%
Advanced Micro Devices Inc (b)	418,475	99,065,587
Analog Devices Inc	126,453	39,311,709
Applied Materials Inc	204,770	66,001,466
Broadcom Inc	1,213,846	402,147,180
First Solar Inc (b)	27,583	6,220,518
Intel Corp (b)	1,152,525	53,557,837
KLA Corp	33,773	48,225,818
Lam Research Corp	322,852	75,373,028
Microchip Technology Inc	138,918	10,546,655
Micron Technology Inc	288,521	119,701,592
Monolithic Power Systems Inc	12,314	13,842,783
NVIDIA Corp	6,246,121	1,193,821,107
ON Semiconductor Corp (b)	103,428	6,194,303
Qnity Electronics Inc	53,833	5,177,657
QUALCOMM Inc	275,292	41,731,514
Skyworks Solutions Inc	38,217	2,130,979
Teradyne Inc	40,255	9,703,468
Texas Instruments Inc	233,554	50,342,565
		2,243,095,766
Software - 8.8%
Adobe Inc (b)	107,598	31,553,114
AppLovin Corp Class A (b)	69,578	32,918,048
Autodesk Inc (b)	54,750	13,844,633
Cadence Design Systems Inc (b)	69,967	20,735,420
Crowdstrike Holdings Inc Class A (b)	64,506	28,473,271
Datadog Inc Class A (b)	83,653	10,818,006
Fair Isaac Corp (b)	6,094	8,916,558
Fortinet Inc (b)	162,476	13,202,800
Gen Digital Inc	144,255	3,460,676
Intuit Inc	71,665	35,755,102
Microsoft Corp	1,910,434	822,040,646
Oracle Corp	432,336	71,153,859
Palantir Technologies Inc Class A (b)	587,170	86,073,250
Palo Alto Networks Inc (b)	175,812	31,113,450
PTC Inc (b)	30,792	4,807,555
Roper Technologies Inc	27,667	10,270,820
Salesforce Inc	244,704	51,948,212
Servicenow Inc (b)	266,658	31,201,653
Synopsys Inc (b)	47,745	22,206,916
Trimble Inc (b)	61,156	4,134,146
Tyler Technologies Inc (b)	11,060	4,085,563
Workday Inc Class A (b)	55,778	9,796,290
		1,348,509,988
Technology Hardware, Storage & Peripherals - 7.1%
Apple Inc	3,798,144	985,542,405
Dell Technologies Inc Class C	77,471	8,865,781
Hewlett Packard Enterprise Co	339,154	7,298,594
HP Inc	240,258	4,670,616
NetApp Inc	51,310	4,943,719
Sandisk Corp/DE	35,787	20,622,259
Seagate Technology Holdings PLC	56,002	22,831,455
Super Micro Computer Inc (b)(c)	128,895	3,752,133
Western Digital Corp	87,882	21,990,713
		1,080,517,675
TOTAL INFORMATION TECHNOLOGY		5,052,343,493
Materials - 2.0%
Chemicals - 1.0%
Air Products and Chemicals Inc	57,206	15,588,635
Albemarle Corp	30,253	5,162,069
CF Industries Holdings Inc	40,092	3,737,777
Corteva Inc	173,691	12,644,705
Dow Inc	182,697	5,033,302
DuPont de Nemours Inc	107,694	4,729,920
Ecolab Inc	65,523	18,476,831
International Flavors & Fragrances Inc	65,827	4,595,383
Linde PLC	120,026	54,848,282
LyondellBasell Industries NV Class A1	66,188	3,243,212
Mosaic Co/The	81,587	2,243,643
PPG Industries Inc	57,680	6,669,538
Sherwin-Williams Co/The	59,259	21,015,612
		157,988,909
Construction Materials - 0.3%
CRH PLC	172,288	21,089,774
Martin Marietta Materials Inc	15,501	10,105,877
Vulcan Materials Co	33,963	10,207,240
		41,402,891
Containers & Packaging - 0.2%
Amcor PLC	118,669	5,251,103
Avery Dennison Corp	19,868	3,685,712
Ball Corp	68,884	3,917,433
International Paper Co	135,728	5,472,553
Packaging Corp of America	22,972	5,112,419
Smurfit WestRock PLC	134,224	5,587,745
		29,026,965
Metals & Mining - 0.5%
Freeport-McMoRan Inc	369,095	22,230,592
Newmont Corp	280,500	31,514,175
Nucor Corp	58,826	10,454,557
Steel Dynamics Inc	35,285	6,336,127
		70,535,451
TOTAL MATERIALS		298,954,216
Real Estate - 1.7%
Health Care REITs - 0.3%
Alexandria Real Estate Equities Inc	39,981	2,184,562
Healthpeak Properties Inc	178,632	3,079,616
Ventas Inc	120,741	9,377,953
Welltower Inc	176,415	33,229,529
		47,871,660
Hotel & Resort REITs - 0.0%
Host Hotels & Resorts Inc	164,392	3,046,184
Industrial REITs - 0.2%
Prologis Inc	238,758	31,172,244
Office REITs - 0.0%
BXP Inc	37,882	2,449,829
Real Estate Management & Development - 0.0%
CBRE Group Inc Class A (b)	75,348	12,834,025
CoStar Group Inc (b)	108,940	6,699,810
		19,533,835
Residential REITs - 0.2%
AvalonBay Communities Inc	36,352	6,458,660
Camden Property Trust	27,348	2,982,299
Equity Residential	88,996	5,546,231
Essex Property Trust Inc	16,555	4,169,708
Invitation Homes Inc	144,967	3,874,968
Mid-America Apartment Communities Inc	30,095	4,041,759
UDR Inc	77,303	2,871,806
		29,945,431
Retail REITs - 0.3%
Federal Realty Investment Trust	20,179	2,041,308
Kimco Realty Corp	174,068	3,669,353
Realty Income Corp	236,454	14,461,527
Regency Centers Corp	42,312	3,083,275
Simon Property Group Inc	83,914	16,053,588
		39,309,051
Specialized REITs - 0.7%
American Tower Corp	120,333	21,573,301
Crown Castle Inc	111,936	9,717,164
Digital Realty Trust Inc	82,997	13,773,352
Equinix Inc	25,238	20,718,631
Extra Space Storage Inc	54,557	7,527,229
Iron Mountain Inc	75,979	6,999,945
Public Storage	40,591	11,210,828
SBA Communications Corp Class A	27,387	5,042,221
VICI Properties Inc	274,729	7,714,390
Weyerhaeuser Co	185,292	4,776,828
		109,053,889
TOTAL REAL ESTATE		282,382,123
Utilities - 2.2%
Electric Utilities - 1.5%
Alliant Energy Corp	66,074	4,354,937
American Electric Power Co Inc	137,586	16,479,363
Constellation Energy Corp	80,272	22,530,745
Duke Energy Corp	199,892	24,256,894
Edison International	98,906	6,159,866
Entergy Corp	114,794	11,007,597
Evergy Inc	59,175	4,540,498
Eversource Energy	96,439	6,666,828
Exelon Corp	259,687	11,628,784
FirstEnergy Corp	133,636	6,326,328
NextEra Energy Inc	535,318	47,054,453
NRG Energy Inc	49,259	7,518,401
PG&E Corp	564,955	8,711,606
Pinnacle West Capital Corp	30,765	2,878,373
PPL Corp	190,144	6,892,720
Southern Co/The	283,030	25,277,409
Xcel Energy Inc	152,051	11,564,999
		223,849,801
Gas Utilities - 0.0%
Atmos Energy Corp	41,261	6,863,355
Independent Power and Renewable Electricity Producers - 0.1%
AES Corp/The	183,045	2,681,609
Vistra Corp	81,867	12,963,640
		15,645,249
Multi-Utilities - 0.6%
Ameren Corp	69,529	7,180,955
CenterPoint Energy Inc	167,815	6,660,577
CMS Energy Corp	78,223	5,592,162
Consolidated Edison Inc	92,776	9,892,705
Dominion Energy Inc	219,491	13,206,773
DTE Energy Co	53,383	7,173,608
NiSource Inc	122,660	5,432,611
Public Service Enterprise Group Inc	128,303	10,567,035
Sempra	167,767	14,597,408
WEC Energy Group Inc	83,614	9,253,561
		89,557,395
Water Utilities - 0.0%
American Water Works Co Inc	50,155	6,476,515
TOTAL UTILITIES		342,392,315
TOTAL UNITED STATES		15,198,363,725
TOTAL COMMON STOCKS (Cost $4,906,423,218)		15,229,839,348

U.S. Treasury Obligations - 0.0%
	Yield (%) (d)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 2/12/2026 (e) (Cost $2,701,874)	3.82	2,705,000	2,702,300

Money Market Funds - 0.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f)	3.70	28,498,376	28,504,076
Fidelity Securities Lending Cash Central Fund (f)(g)	3.70	10,493,698	10,494,747
TOTAL MONEY MARKET FUNDS (Cost $38,998,823)			38,998,823

TOTAL INVESTMENT IN SECURITIES - 99.9% (Cost $4,948,123,915)	15,271,540,471
NET OTHER ASSETS (LIABILITIES) - 0.1%	8,354,152
NET ASSETS - 100.0%	15,279,894,623

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Equity Contracts
CME E-Mini S&P 500 Index Contracts (United States)	133	3/2026	46,322,238	597,178

The notional amount of long futures as a percentage of Net Assets is 0.3%.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Security or a portion of the security is on loan at period end.
(d)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,497,505.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	23,955,548	505,957,675	501,406,674	684,153	(2,473)	-	28,504,076	28,498,376	0.0%
Fidelity Securities Lending Cash Central Fund	11,712,999	48,493,869	49,712,519	286,181	398	-	10,494,747	10,493,698	0.0%
Total	35,668,547	554,451,544	551,119,193	970,334	(2,075)	-	38,998,823

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of January 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	1,677,767,264	1,677,767,264	-	-
Consumer Discretionary	1,589,888,531	1,589,888,531	-	-
Consumer Staples	761,305,271	761,305,271	-	-
Energy	483,292,803	483,292,803	-	-
Financials	1,965,499,281	1,965,499,281	-	-
Health Care	1,437,996,316	1,437,996,316	-	-
Industrials	1,306,542,112	1,306,542,112	-	-
Information Technology	5,083,819,116	5,083,819,116	-	-
Materials	298,954,216	298,954,216	-	-
Real Estate	282,382,123	282,382,123	-	-
Utilities	342,392,315	342,392,315	-	-

U.S. Treasury Obligations	2,702,300	-	2,702,300	-

Money Market Funds	38,998,823	38,998,823	-	-
Total Investments in Securities:	15,271,540,471	15,268,838,171	2,702,300	-
Derivative Instruments:

Assets
Futures Contracts	597,178	597,178	-	-
Total Assets	597,178	597,178	-	-
Total Derivative Instruments:	597,178	597,178	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of January 31, 2026. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	597,178	-
Total Equity Risk	597,178	-
Total Value of Derivatives	597,178	-

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of January 31, 2026 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $13,310,844) - See accompanying schedule:
Unaffiliated issuers (cost $4,909,125,092)	$15,232,541,648
Fidelity Central Funds (cost $38,998,823)	38,998,823

Total Investment in Securities (cost $4,948,123,915)		$15,271,540,471
Cash		11,475
Receivable for fund shares sold		59,534,772
Dividends receivable		9,176,342
Distributions receivable from Fidelity Central Funds		78,347
Prepaid expenses		8,480
Receivable from investment adviser for expense reductions		28,343
Other receivables		24,967
Total assets		15,340,403,197
Liabilities
Payable for investments purchased	$45,967,416
Payable for fund shares redeemed	3,628,847
Accrued management fee	188,582
Payable for daily variation margin on futures contracts	147,079
Other payables and accrued expenses	52,125
Collateral on securities loaned	10,524,525
Total liabilities		60,508,574
Net Assets		$15,279,894,623
Net Assets consist of:
Paid in capital		$5,029,571,515
Total accumulated earnings (loss)		10,250,323,108
Net Assets		$15,279,894,623
Net Asset Value, offering price and redemption price per share ($15,279,894,623 ÷ 553,099,262 shares)		$27.63
Statement of Operations
Six months ended January 31, 2026 (Unaudited)
Investment Income
Dividends		$87,216,148
Interest		60,987
Income from Fidelity Central Funds (including $286,181 from security lending)		970,334
Total income		88,247,469
Expenses
Management fee	$1,103,407
Custodian fees and expenses	54,919
Independent trustees' fees and expenses	16,907
Registration fees	53,133
Audit fees	28,137
Legal	11,636
Miscellaneous	21,734
Total expenses before reductions	1,289,873
Expense reductions	(170,542)
Total expenses after reductions		1,119,331
Net Investment income (loss)		87,128,138
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	58,060,615
Fidelity Central Funds	(2,075)
Futures contracts	4,725,348
Total net realized gain (loss)		62,783,888
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	1,261,870,824
Futures contracts	179,346
Total change in net unrealized appreciation (depreciation)		1,262,050,170
Net gain (loss)		1,324,834,058
Net increase (decrease) in net assets resulting from operations		$1,411,962,196
Statement of Changes in Net Assets

	Six months ended January 31, 2026 (Unaudited)	Year ended July 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$87,128,138	$188,593,624
Net realized gain (loss)	62,783,888	641,821,156
Change in net unrealized appreciation (depreciation)	1,262,050,170	1,117,354,998
Net increase (decrease) in net assets resulting from operations	1,411,962,196	1,947,769,778
Distributions to shareholders	(83,578,401)	(891,382,777)

Share transactions
Proceeds from sales of shares	1,634,280,671	11,117,313,962
Reinvestment of distributions	79,038,853	859,575,873
Cost of shares redeemed	(1,862,882,187)	(13,843,254,587)

Net increase (decrease) in net assets resulting from share transactions	(149,562,663)	(1,866,364,752)
Total increase (decrease) in net assets	1,178,821,132	(809,977,751)

Net Assets
Beginning of period	14,101,073,491	14,911,051,242
End of period	$15,279,894,623	$14,101,073,491

Other Information
Shares
Sold	61,114,074	463,726,803
Issued in reinvestment of distributions	2,918,437	36,760,944
Redeemed	(69,876,626)	(589,271,914)
Net increase (decrease)	(5,844,115)	(88,784,167)

Financial Highlights
Fidelity® SAI U.S. Large Cap Index Fund

	Six months ended January 31, 2026 (Unaudited)	Years ended July 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$25.23	$23.02	$20.27	$19.87	$23.16	$17.68
Income from Investment Operations
Net investment income (loss) A,B	.16	.31	.30	.30	.30	.31
Net realized and unrealized gain (loss)	2.39	3.32	3.84	1.99	(1.23)	5.94
Total from investment operations	2.55	3.63	4.14	2.29	(.93)	6.25
Distributions from net investment income	(.15)	(.30)	(.32)	(.33)	(.34)	(.35)
Distributions from net realized gain	-	(1.12)	(1.07)	(1.56)	(2.02)	(.42)
Total distributions	(.15)	(1.42)	(1.39)	(1.89)	(2.36)	(.77)
Net asset value, end of period	$27.63	$25.23	$23.02	$20.27	$19.87	$23.16
Total Return C,D	10.13%	16.32%	22.14%	12.98%	(4.68)%	36.43%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.02% G	.02%	.02%	.03%	.02%	.02%
Expenses net of fee waivers, if any	.02 % G	.02%	.02%	.03%	.02%	.02%
Expenses net of all reductions, if any	.02% G	.02%	.02%	.03%	.02%	.02%
Net investment income (loss)	1.18% G	1.31%	1.48%	1.66%	1.43%	1.52%
Supplemental Data
Net assets, end of period (000 omitted)	$15,279,895	$14,101,073	$14,911,051	$10,170,243	$12,126,586	$13,967,770
Portfolio turnover rate H	14 % G	64%	40%	75%	75%	86%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended January 31, 2026

1. Organization.
Fidelity SAI U.S. Large Cap Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund may operate as a non-diversified fund, as defined under the 1940 Act, to the approximate extent the Index is non-diversified.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2026 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to short-term capital gain dividends, futures contracts and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$10,430,594,976
Gross unrealized depreciation	(169,946,760)
Net unrealized appreciation (depreciation)	$10,260,648,216
Tax cost	$5,011,489,433
The Fund elected to defer to its next fiscal year approximately $52,532,396 of capital losses recognized during the period November 1, 2024 to July 31, 2025.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity SAI U.S. Large Cap Index Fund	1,036,444,944	1,185,692,206
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .015% of the Fund's average net assets.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity SAI U.S. Large Cap Index Fund	3,735,323	585,222	(122,001)
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
Fidelity SAI U.S. Large Cap Index Fund	11,968
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity SAI U.S. Large Cap Index Fund	5,656	-	-

At period end, the value of any non-cash collateral is presented below. Non-cash collateral is held by a third-party bank for the benefit of a fund and the borrower. A fund is not permitted to sell or re-pledge non-cash collateral except in the event of borrower default, and therefore it is not included in the Schedule of Investments or Statement of Assets and Liabilities.

Amount ($)
Fidelity SAI U.S. Large Cap Index Fund	3,104,098
9. Expense Reductions.
The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .015% of average net assets. This reimbursement will remain in place through November 30, 2026. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $169,637.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $905.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

Strategic Advisers Fidelity U.S. Total Stock Fund
Fidelity SAI U.S. Large Cap Index Fund	20%

Mutual funds managed by the investment adviser or its affiliates, in aggregate, were the owners of record of more than 20% of the total outstanding shares.

Fund	% of shares held
Fidelity SAI U.S. Large Cap Index Fund	27%
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity SAI U.S. Large Cap Index Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreement (Sub-Advisory Agreement) for the fund with Geode Capital Management, LLC (Geode) (together, the Advisory Contracts). FMR and Geode are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity U.S. registered funds (Fidelity funds) through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2025 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by Fidelity and Geode from their respective relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by individual Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of Fidelity and Geode, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups and with senior management of Geode. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of the fund.
The Trustees also discussed with representatives of Fidelity, at meetings throughout the year, Fidelity's role in, among other things, overseeing compliance with federal securities laws and other applicable requirements by Geode with respect to the fund and monitoring and overseeing the performance and investment capabilities of Geode. The Trustees considered that the Board had received from Fidelity periodic reports about its oversight and due diligence processes, as well as periodic reports regarding the performance of Geode.
The Board also considered the nature, extent and quality of services provided by Geode. The Trustees noted that under the Sub-Advisory Agreement, subject to oversight by Fidelity, Geode is responsible for, among other things, identifying investments and arranging for execution of portfolio transactions to implement the fund's investment strategy. In addition, the Trustees noted that Geode is responsible for providing such reporting as may be requested by Fidelity to fulfill its oversight responsibilities discussed above.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staffs, such as size, education, experience, and resources, as well as Fidelity's and Geode's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity's and Geode's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's and Geode's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, cybersecurity, technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and by FMR's affiliates under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account and market information over the Internet, via the Fidelity mobile app and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against the index the fund seeks to track (benchmark index). The Board also periodically considers the fund's tracking error versus its benchmark index. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds over different time periods and discussed with the Investment Advisers the reasons for such underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that an index fund's performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) of the fund compared to the fund's benchmark index, over appropriate time periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of the fund's management fee and total expense ratio, the Board considered the fund's management fee rate as well as other fund expenses, such as custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "total peer groups") that were compiled by Fidelity based on combining similar Morningstar categories that have comparable investment mandates and sales load types (as classified by Lipper). The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) of the fund relative to the funds and classes in the total peer group; (ii) gross management fee comparisons of the fund relative to a subset of non-Fidelity funds in the total peer group that are similar in size to the fund (referred to as the "asset-sized peer group"); (iii) total expense comparisons of the fund relative to the total peer group; and (iv) total expense comparisons (excluding performance adjustments and fund-paid 12b-1 fees) of the fund relative to the asset-sized peer group. The asset-sized peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the total peer group for 2024 and below the competitive median of the asset-sized peer group for 2024. Further, the information provided to the Board indicated that the total expense ratio of the fund ranked below the competitive median of the total peer group for 2024 and below the competitive median of the asset-sized peer group for 2024.
Fees Charged to Other Clients. The Board also considered fee structures and other information with respect to clients of Fidelity and Geode other than the fund, such as other funds advised or subadvised by Fidelity or Geode, pension plan clients, and other institutional clients with similar investment mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of the fund and all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's and Geode's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's and Geode's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
The Board also considered information regarding the profitability of Geode's relationship with the fund.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) and their shareholders have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale. The Board's consideration of these matters was informed by the findings of the committee.
The Board concluded, taking into account the analysis of the Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) portfolio manager changes that have occurred during the past year; (ii) hiring, training, compensating, and retaining adviser and sub-adviser personnel; (iii) the terms of the funds' various management fee structures and arrangements for transfer agent and pricing and bookkeeping services; (iv) Fidelity's fund profitability methodology, profitability trends for certain funds and asset classes, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (v) information about the role of fund profitability in considering changes to the fund lineup; (vi) the types of management fee and total expense comparisons provided, and challenges and limitations associated with such information; (vii) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (viii) matters related to money market funds, bond funds, allocation funds, exchange-traded funds, and target date funds; (ix) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; and (x) the terms of management contracts between Fidelity and other funds and products not overseen by the Board.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through September 30, 2026.

1.9870994.109
SV9-SANN-0426
Fidelity® SAI Small-Mid Cap Momentum Index Fund

(formerly Fidelity® SAI Small-Mid Cap 500 Index Fund)

Semi-Annual Report
January 31, 2026
Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
The fund is not in any way connected to or sponsored, endorsed, sold or promoted by Frank Russell Company ("Russell") or by the London Stock Exchange Group plc and its group undertakings (collectively, the "LSE Group"). The LSE Group does not accept any liability whatsoever to any person arising out of the use of a fund or the underlying data.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® SAI Small-Mid Cap Momentum Index Fund
Schedule of Investments January 31, 2026 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.6%
	Shares	Value ($)
AUSTRALIA - 1.6%
Materials - 1.6%
Metals & Mining - 1.6%
Anglogold Ashanti Plc	344,599	32,002,909
CANADA - 0.9%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Teekay Tankers Ltd Class A	34,250	2,209,810
Information Technology - 0.8%
Software - 0.8%
D-Wave Quantum Inc (b)(c)	380,475	8,073,680
Hut 8 Corp (United States) (b)	133,161	7,434,378
TOTAL INFORMATION TECHNOLOGY		15,508,058
TOTAL CANADA		17,717,868
PUERTO RICO - 0.6%
Financials - 0.6%
Banks - 0.6%
Popular Inc	95,823	12,795,245
SWEDEN - 0.6%
Consumer Discretionary - 0.6%
Automobile Components - 0.6%
Autoliv Inc	100,189	12,146,914
SWITZERLAND - 0.1%
Consumer Discretionary - 0.1%
Automobile Components - 0.1%
Garrett Motion Inc	194,347	3,506,020
THAILAND - 1.2%
Information Technology - 1.2%
Electronic Equipment, Instruments & Components - 1.2%
Fabrinet (b)	51,297	25,106,804
UNITED KINGDOM - 1.1%
Energy - 1.1%
Energy Equipment & Services - 1.1%
TechnipFMC PLC	409,030	22,791,152
UNITED STATES - 93.5%
Communication Services - 2.2%
Entertainment - 2.0%
Roku Inc Class A (b)	184,679	17,581,441
Sphere Entertainment Co Class A (b)(c)	38,788	3,704,642
TKO Group Holdings Inc Class A	94,999	19,244,897
		40,530,980
Wireless Telecommunication Services - 0.2%
Telephone and Data Systems Inc	128,270	5,788,825
TOTAL COMMUNICATION SERVICES		46,319,805
Consumer Discretionary - 9.4%
Automobile Components - 0.7%
BorgWarner Inc	306,815	14,546,100
Cooper-Standard Holdings Inc (b)	25,001	784,281
		15,330,381
Broadline Retail - 0.6%
Dillard's Inc Class A (c)	4,328	2,629,520
Kohl's Corp (c)	160,403	2,802,240
Macy's Inc	388,747	7,782,715
		13,214,475
Diversified Consumer Services - 0.8%
American Public Education Inc (b)(c)	25,567	1,068,189
Graham Holdings Co Class B	4,629	5,400,330
Laureate Education Inc (b)	191,983	6,585,017
Perdoceo Education Corp	86,568	2,772,773
		15,826,309
Hotels, Restaurants & Leisure - 0.5%
Rush Street Interactive Inc Class A (b)	66,208	1,169,895
Viking Holdings Ltd (b)	115,563	8,337,871
		9,507,766
Household Durables - 1.2%
Somnigroup International Inc	273,298	24,009,229
Leisure Products - 0.8%
Hasbro Inc	188,889	16,869,677
Specialty Retail - 2.4%
AutoNation Inc (b)	35,264	7,228,415
Five Below Inc (b)	78,823	15,105,640
National Vision Holdings Inc (b)	112,036	2,952,149
RealReal Inc/The (b)	138,581	2,032,983
Signet Jewelers Ltd	58,912	5,435,810
Wayfair Inc Class A (b)	150,326	15,557,238
Zumiez Inc (b)	19,844	488,360
		48,800,595
Textiles, Apparel & Luxury Goods - 2.4%
Figs Inc Class A (b)	221,890	2,398,630
Ralph Lauren Corp Class A	55,394	19,576,794
Tapestry Inc	208,567	26,469,238
		48,444,662
TOTAL CONSUMER DISCRETIONARY		192,003,094
Consumer Staples - 2.3%
Beverages - 0.7%
Celsius Holdings Inc (b)	226,753	11,899,998
Vita Coco Co Inc/The (b)	53,452	2,851,664
		14,751,662
Consumer Staples Distribution & Retail - 1.5%
Casey's General Stores Inc	45,085	27,344,053
United Natural Foods Inc (b)	72,146	2,685,995
		30,030,048
Food Products - 0.0%
Seneca Foods Corp Class A (b)	6,500	775,644
Tootsie Roll Industries Inc Class A	27,861	1,055,375
		1,831,019
Tobacco - 0.1%
Turning Point Brands Inc	19,238	2,330,684
TOTAL CONSUMER STAPLES		48,943,413
Energy - 3.1%
Oil, Gas & Consumable Fuels - 3.1%
Antero Midstream Corp	474,912	8,937,844
Centrus Energy Corp Class A (b)(c)	21,276	5,920,685
Delek US Holdings Inc	86,116	2,541,283
DT Midstream Inc	119,423	15,049,687
HF Sinclair Corp	225,467	11,722,029
International Seaways Inc	57,953	3,456,896
Par Pacific Holdings Inc (b)	72,749	2,745,547
REX American Resources Corp (b)	40,554	1,371,131
Uranium Energy Corp (b)(c)	630,024	10,861,614
TOTAL ENERGY		62,606,716
Financials - 10.7%
Banks - 1.0%
Axos Financial Inc (b)	77,076	7,629,754
Bank First Corp	12,650	1,765,181
Coastal Financial Corp/WA Class A (b)	17,249	1,652,109
Esquire Financial Holdings Inc	9,443	1,006,907
Hanmi Financial Corp	42,347	1,125,160
Texas Capital Bancshares Inc (b)	64,166	6,491,674
		19,670,785
Capital Markets - 2.3%
Acadian Asset Management Inc	37,574	2,082,351
Affiliated Managers Group Inc	40,676	12,735,249
Federated Hermes Inc Class B	104,799	5,583,691
Janus Henderson Group PLC	170,193	8,191,389
Oppenheimer Holdings Inc Class A	7,527	632,494
PJT Partners Inc Class A	31,982	5,533,845
StepStone Group Inc Class A	90,903	6,425,933
StoneX Group Inc (b)	58,989	6,622,105
		47,807,057
Consumer Finance - 2.1%
Bread Financial Holdings Inc	23,067	1,673,280
Dave Inc Class A (b)	11,062	1,810,739
Enova International Inc (b)	35,465	5,857,754
EZCORP Inc Class A (b)	82,929	1,778,827
FirstCash Holdings Inc	55,893	9,529,757
SoFi Technologies Inc Class A (b)	984,241	22,450,537
		43,100,894
Financial Services - 2.0%
Affirm Holdings Inc Class A (b)	316,331	19,074,759
Jackson Financial Inc	96,825	11,514,429
Marqeta Inc Class A (b)	550,898	2,275,209
MGIC Investment Corp	326,849	8,798,775
		41,663,172
Insurance - 3.3%
American Integrity Insurance Group Inc	9,713	181,535
CNO Financial Group Inc	3,758	158,023
Globe Life Inc	103,835	14,559,744
Hanover Insurance Group Inc/The	49,152	8,559,329
HCI Group Inc	15,377	2,439,869
Heritage Insurance Holdings Inc (b)	31,909	831,868
Horace Mann Educators Corp (c)	57,701	2,585,582
Lemonade Inc (b)(c)	89,911	7,797,981
Loews Corp	229,449	24,222,931
Mercury General Corp	38,063	3,333,938
United Fire Group Inc	31,386	1,128,013
Universal Insurance Holdings Inc	36,488	1,111,060
		66,909,873
TOTAL FINANCIALS		219,151,781
Health Care - 11.6%
Biotechnology - 4.5%
4D Molecular Therapeutics Inc (b)(c)	50,814	450,212
ACADIA Pharmaceuticals Inc (b)	177,015	4,448,387
Arcutis Biotherapeutics Inc (b)	156,211	3,963,073
Bridgebio Pharma Inc (b)	240,843	18,609,939
Enanta Pharmaceuticals Inc (b)	28,463	367,173
Ideaya Biosciences Inc (b)	125,474	4,039,008
Ionis Pharmaceuticals Inc (b)	228,190	18,864,467
Keros Therapeutics Inc (b)	50,587	906,013
Mirum Pharmaceuticals Inc (b)(c)	61,258	6,323,051
Protagonist Therapeutics Inc (b)	83,720	6,848,296
PTC Therapeutics Inc (b)	105,075	7,936,315
Roivant Sciences Ltd (b)	615,912	13,316,017
Travere Therapeutics Inc (b)	127,615	3,967,550
Upstream Bio Inc (b)	48,622	1,511,172
		91,550,673
Health Care Equipment & Supplies - 0.4%
Artivion Inc (b)	59,444	2,423,532
iRhythm Technologies Inc (b)	45,996	7,106,842
		9,530,374
Health Care Providers & Services - 3.4%
BrightSpring Health Services Inc (b)	139,487	5,477,654
Encompass Health Corp	38,622	3,650,938
Ensign Group Inc/The	82,017	14,079,038
Fulgent Genetics Inc (b)	28,922	757,756
GeneDx Holdings Corp Class A (b)	22,284	2,145,058
Guardant Health Inc (b)	175,576	20,022,687
Tenet Healthcare Corp (b)	121,083	22,918,591
		69,051,722
Health Care Technology - 0.0%
OptimizeRx Corp (b)(c)	23,427	252,074
Life Sciences Tools & Services - 1.0%
Adaptive Biotechnologies Corp (b)	167,861	3,105,429
Medpace Holdings Inc (b)	31,773	18,507,137
		21,612,566
Pharmaceuticals - 2.3%
Amneal Intermediate Inc Class A (b)	242,809	3,321,627
Amylyx Pharmaceuticals Inc (b)	116,059	1,658,483
ANI Pharmaceuticals Inc (b)	15,010	1,228,569
Elanco Animal Health Inc (b)	711,258	17,127,093
Fulcrum Therapeutics Inc (b)	51,885	556,725
Lexicon Pharmaceuticals Inc (b)	262,777	304,820
Ligand Pharmaceuticals Inc (b)	28,056	5,389,558
Liquidia Corp (b)(c)	97,368	4,127,430
Phibro Animal Health Corp Class A	29,160	1,170,774
Supernus Pharmaceuticals Inc (b)	79,504	3,828,913
Tarsus Pharmaceuticals Inc (b)	55,600	3,588,424
Theravance Biopharma Inc (b)	52,632	996,850
Trevi Therapeutics Inc (b)	141,216	1,478,532
Xeris Biopharma Holdings Inc (b)	228,956	1,685,116
		46,462,914
TOTAL HEALTH CARE		238,460,323
Industrials - 27.4%
Aerospace & Defense - 8.5%
Astronics Corp (b)	44,487	3,369,890
Carpenter Technology Corp	70,547	22,421,953
Curtiss-Wright Corp	45,317	29,759,221
Huntington Ingalls Industries Inc	56,179	23,623,831
Kratos Defense & Security Solutions Inc (b)	239,327	24,653,074
Mercury Systems Inc (b)	74,758	7,018,281
Rocket Lab Corp	392,751	31,447,574
VSE Corp	25,486	5,570,475
Woodward Inc	80,132	25,469,155
		173,333,454
Building Products - 0.5%
Armstrong World Industries Inc	52,094	9,571,752
Commercial Services & Supplies - 1.5%
Healthcare Services Group Inc (b)	102,671	1,932,268
OPENLANE Inc (b)	150,724	4,527,749
Rollins Inc	387,768	24,561,225
		31,021,242
Construction & Engineering - 6.7%
API Group Corp (b)	517,891	21,528,729
Argan Inc	18,363	6,373,981
Comfort Systems USA Inc	30,474	34,804,355
Dycom Industries Inc (b)	40,786	14,862,011
IES Holdings Inc (b)	7,557	2,873,852
MasTec Inc (b)	86,886	20,894,345
MYR Group Inc (b)	21,999	5,500,630
Primoris Services Corp	76,583	11,353,430
Sterling Infrastructure Inc (b)	43,550	15,586,981
Tutor Perini Corp	56,579	4,463,517
		138,241,831
Electrical Equipment - 2.8%
Allient Inc	21,145	1,290,056
American Superconductor Corp (b)	26,010	778,219
Bloom Energy Corp Class A (b)	40,408	6,116,559
Nextpower Inc Class A (b)	203,668	23,847,486
nVent Electric PLC	230,418	25,866,725
		57,899,045
Machinery - 5.7%
Atmus Filtration Technologies Inc	112,548	6,524,408
Donaldson Co Inc	166,814	17,005,019
Enpro Inc	29,852	7,128,061
ESCO Technologies Inc	36,598	8,350,566
ITT Inc	100,964	18,405,737
Mueller Industries Inc	158,484	21,576,012
RBC Bearings Inc (b)	44,563	22,266,794
REV Group Inc	69,187	4,421,048
Watts Water Technologies Inc Class A	38,871	11,634,479
		117,312,124
Professional Services - 0.1%
Resolute Holdings Management Inc	5,198	1,060,184
Trading Companies & Distributors - 1.6%
Air Lease Corp Class A	147,299	9,519,934
FTAI Aviation Ltd	82,891	22,572,878
NPK International Inc (b)	120,877	1,669,311
		33,762,123
TOTAL INDUSTRIALS		562,201,755
Information Technology - 16.6%
Communications Equipment - 3.8%
Calix Inc (b)	84,259	3,763,850
Ciena Corp (b)	121,867	30,687,329
Lumentum Holdings Inc (b)	71,627	28,066,324
Netgear Inc (b)	40,793	852,981
Viasat Inc (b)	192,216	8,682,397
Vistance Networks Inc (b)	299,411	5,389,398
		77,442,279
Electronic Equipment, Instruments & Components - 4.9%
908 Devices Inc (b)	38,549	243,244
Advanced Energy Industries Inc	53,908	13,765,947
Bel Fuse Inc Class B	15,101	3,038,170
Evolv Technologies Holdings Inc Class A (b)	194,974	1,206,889
Flex Ltd (b)	418,287	26,368,813
Lightwave Logic Inc (b)(c)	183,528	605,642
nLight Inc (b)	71,437	3,258,242
OSI Systems Inc (b)	22,594	5,651,663
Ouster Inc Class A (b)(c)	67,639	1,408,920
Sanmina Corp (b)	76,283	10,807,775
TD SYNNEX Corp	108,741	17,253,935
TTM Technologies Inc (b)	147,907	14,524,468
		98,133,708
Semiconductors & Semiconductor Equipment - 3.1%
Ambarella Inc (b)	56,502	3,618,388
Credo Technology Group Holding Ltd (b)	175,534	21,990,900
Impinj Inc (b)(c)	36,708	5,069,375
MACOM Technology Solutions Holdings Inc (b)	26,060	5,708,704
Rambus Inc (b)	152,553	17,365,108
SiTime Corp (b)	21,472	7,796,698
SolarEdge Technologies Inc (b)	85,003	2,630,842
		64,180,015
Software - 1.3%
Guidewire Software Inc (b)	101,829	14,333,450
InterDigital Inc	36,939	12,058,367
Red Violet Inc	16,416	746,600
Telos Corp (b)	75,250	410,864
		27,549,281
Technology Hardware, Storage & Peripherals - 3.5%
Diebold Nixdorf Inc (b)	51,942	3,584,517
Sandisk Corp/DE	119,709	68,982,312
		72,566,829
TOTAL INFORMATION TECHNOLOGY		339,872,112
Materials - 5.6%
Chemicals - 2.0%
Albemarle Corp	168,273	28,712,422
NewMarket Corp	11,059	7,418,267
Perimeter Solutions Inc (b)	199,183	5,208,635
		41,339,324
Containers & Packaging - 0.1%
Myers Industries Inc	53,558	1,107,044
TriMas Corp	45,523	1,582,835
		2,689,879
Metals & Mining - 3.5%
Coeur Mining Inc (b)	911,282	18,626,604
Commercial Metals Co	158,702	12,199,423
Contango ORE Inc (b)(c)	12,939	366,821
Hecla Mining Co	946,618	21,317,837
Idaho Strategic Resources Inc (b)(c)	18,921	682,291
MP Materials Corp (b)(c)	171,422	10,074,471
Warrior Met Coal Inc	75,260	6,720,718
		69,988,165
TOTAL MATERIALS		114,017,368
Real Estate - 1.4%
Health Care REITs - 1.2%
American Healthcare REIT Inc	239,679	11,243,342
CareTrust REIT Inc	312,354	11,663,298
Diversified Healthcare Trust	311,055	1,807,230
		24,713,870
Specialized REITs - 0.2%
Millrose Properties Inc Class A	170,517	5,081,406
TOTAL REAL ESTATE		29,795,276
Utilities - 3.2%
Electric Utilities - 0.9%
IDACORP Inc	76,611	10,173,175
TXNM Energy Inc	131,318	7,737,256
		17,910,431
Gas Utilities - 0.6%
ONE Gas Inc	85,895	6,833,806
Spire Inc	84,502	7,139,574
		13,973,380
Independent Power and Renewable Electricity Producers - 1.7%
Hallador Energy Co (b)	46,289	855,884
Ormat Technologies Inc	86,933	10,861,409
Talen Energy Corp (b)	63,861	22,246,618
		33,963,911
TOTAL UTILITIES		65,847,722
TOTAL UNITED STATES		1,919,219,365
TOTAL COMMON STOCKS (Cost $1,986,172,769)		2,045,286,277

U.S. Treasury Obligations - 0.0%
	Yield (%) (d)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 2/12/2026 (e) (Cost $77,910)	3.82	78,000	77,922

Money Market Funds - 2.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f)	3.70	4,889,261	4,890,239
Fidelity Securities Lending Cash Central Fund (f)(g)	3.70	40,141,196	40,145,210
TOTAL MONEY MARKET FUNDS (Cost $45,035,449)			45,035,449

TOTAL INVESTMENT IN SECURITIES - 101.8% (Cost $2,031,286,128)	2,090,399,648
NET OTHER ASSETS (LIABILITIES) - (1.8)%	(37,861,821)
NET ASSETS - 100.0%	2,052,537,827

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Equity Contracts
CME E-Mini S&P MidCap 400 Index Contracts (United States)	9	3/2026	3,102,750	56,681

The notional amount of long futures as a percentage of Net Assets is 0.2%.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Security or a portion of the security is on loan at period end.
(d)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $77,922.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	424,468	67,378,966	62,912,924	38,769	(271)	-	4,890,239	4,889,261	0.0%
Fidelity Securities Lending Cash Central Fund	6,362,480	78,209,471	44,427,215	65,866	474	-	40,145,210	40,141,196	0.1%
Total	6,786,948	145,588,437	107,340,139	104,635	203	-	45,035,449

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of January 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	46,319,805	46,319,805	-	-
Consumer Discretionary	207,656,028	207,656,028	-	-
Consumer Staples	48,943,413	48,943,413	-	-
Energy	87,607,678	87,607,678	-	-
Financials	231,947,026	231,947,026	-	-
Health Care	238,460,323	238,460,323	-	-
Industrials	562,201,755	562,201,755	-	-
Information Technology	380,486,974	380,486,974	-	-
Materials	146,020,277	146,020,277	-	-
Real Estate	29,795,276	29,795,276	-	-
Utilities	65,847,722	65,847,722	-	-

U.S. Treasury Obligations	77,922	-	77,922	-

Money Market Funds	45,035,449	45,035,449	-	-
Total Investments in Securities:	2,090,399,648	2,090,321,726	77,922	-
Derivative Instruments:

Assets
Futures Contracts	56,681	56,681	-	-
Total Assets	56,681	56,681	-	-
Total Derivative Instruments:	56,681	56,681	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of January 31, 2026. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	56,681	-
Total Equity Risk	56,681	-
Total Value of Derivatives	56,681	-

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of January 31, 2026 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $37,052,609) - See accompanying schedule:
Unaffiliated issuers (cost $1,986,250,679)	$2,045,364,199
Fidelity Central Funds (cost $45,035,449)	45,035,449

Total Investment in Securities (cost $2,031,286,128)		$2,090,399,648
Segregated cash with brokers for derivative instruments		106,431
Cash		1,236,663
Receivable for fund shares sold		53,028,221
Dividends receivable		265,008
Distributions receivable from Fidelity Central Funds		18,456
Prepaid expenses		143
Receivable from investment adviser for expense reductions		90,338
Other receivables		24,988
Total assets		2,145,169,896
Liabilities
Payable for investments purchased	$52,213,143
Payable for fund shares redeemed	74,986
Accrued management fee	119,559
Payable for daily variation margin on futures contracts	41,404
Other payables and accrued expenses	38,241
Collateral on securities loaned	40,144,736
Total liabilities		92,632,069
Net Assets		$2,052,537,827
Net Assets consist of:
Paid in capital		$1,924,562,401
Total accumulated earnings (loss)		127,975,426
Net Assets		$2,052,537,827
Net Asset Value, offering price and redemption price per share ($2,052,537,827 ÷ 429,374,869 shares)		$4.78
Statement of Operations
Six months ended January 31, 2026 (Unaudited)
Investment Income
Dividends		$1,887,717
Interest		2,648
Income from Fidelity Central Funds (including $65,866 from security lending)		104,635
Total income		1,995,000
Expenses
Management fee	$233,479
Custodian fees and expenses	11,822
Independent trustees' fees and expenses	292
Registration fees	32,304
Audit fees	27,897
Legal	3,303
Miscellaneous	266
Total expenses before reductions	309,363
Expense reductions	(206,777)
Total expenses after reductions		102,586
Net Investment income (loss)		1,892,414
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	70,433,524
Fidelity Central Funds	203
Foreign currency transactions	27
Futures contracts	38,933
Total net realized gain (loss)		70,472,687
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(23,995,140)
Assets and liabilities in foreign currencies	233
Futures contracts	29,898
Total change in net unrealized appreciation (depreciation)		(23,965,009)
Net gain (loss)		46,507,678
Net increase (decrease) in net assets resulting from operations		$48,400,092
Statement of Changes in Net Assets

	Six months ended January 31, 2026 (Unaudited)	Year ended July 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,892,414	$13,665,111
Net realized gain (loss)	70,472,687	226,643,253
Change in net unrealized appreciation (depreciation)	(23,965,009)	(229,619,370)
Net increase (decrease) in net assets resulting from operations	48,400,092	10,688,994
Distributions to shareholders	(82,797,660)	(88,229,190)

Share transactions
Proceeds from sales of shares	1,807,453,779	1,891,549
Reinvestment of distributions	82,726,957	88,200,889
Cost of shares redeemed	(13,628,036)	(1,536,629,181)

Net increase (decrease) in net assets resulting from share transactions	1,876,552,700	(1,446,536,743)
Total increase (decrease) in net assets	1,842,155,132	(1,524,076,939)

Net Assets
Beginning of period	210,382,695	1,734,459,634
End of period	$2,052,537,827	$210,382,695

Other Information
Shares
Sold	382,032,832	319,036
Issued in reinvestment of distributions	18,497,959	13,940,801
Redeemed	(2,805,678)	(243,876,896)
Net increase (decrease)	397,725,113	(229,617,059)

Financial Highlights
Fidelity® SAI Small-Mid Cap Momentum Index Fund

	Six months ended January 31, 2026 (Unaudited)	Years ended July 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$6.65	$6.64	$6.07	$9.84	$16.46	$12.19
Income from Investment Operations
Net investment income (loss) A,B	.02	.09	.09	.10	.16	.20
Net realized and unrealized gain (loss)	.70	.40 C	.62	.38	(1.07)	5.09
Total from investment operations	.72	.49	.71	.48	(.91)	5.29
Distributions from net investment income	(.18)	(.12)	(.09)	(.11)	(.22)	(.17)
Distributions from net realized gain	(2.41)	(.36)	(.05)	(4.15)	(5.48)	(.85)
Total distributions	(2.59)	(.48)	(.14)	(4.25) D	(5.71) D	(1.02)
Net asset value, end of period	$4.78	$6.65	$6.64	$6.07	$9.84	$16.46
Total Return E,F	13.97%	7.91%	12.18%	8.32%	(8.94)%	46.99%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.15% I	.13%	.12%	.15%	.14%	.13%
Expenses net of fee waivers, if any	.05 % I	.05%	.05%	.06%	.05%	.05%
Expenses net of all reductions, if any	.05% I	.05%	.05%	.06%	.05%	.05%
Net investment income (loss)	.90% I	1.44%	1.53%	1.77%	1.35%	1.37%
Supplemental Data
Net assets, end of period (000 omitted)	$2,052,538	$210,383	$1,734,460	$1,610,937	$246,496	$1,087,415
Portfolio turnover rate J	109 % I	9%	31%	76%	93%	69%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended January 31, 2026

1. Organization.
Fidelity SAI Small-Mid Cap Momentum Index Fund (the Fund) (formerly Fidelity SAI Small-Mid Cap 500 Index Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2026 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to short-term capital gain dividends, foreign currency transactions, futures contracts and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$118,437,847
Gross unrealized depreciation	(60,385,244)
Net unrealized appreciation (depreciation)	$58,052,603
Tax cost	$2,032,403,726
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity SAI Small-Mid Cap Momentum Index Fund	2,117,020,562	318,303,878

6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .11% of the Fund's average net assets.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity SAI Small-Mid Cap Momentum Index Fund	1,122,741	8,005,327	(187,441)

7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
Fidelity SAI Small-Mid Cap Momentum Index Fund	309
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity SAI Small-Mid Cap Momentum Index Fund	3,339	60	-

At period end, the value of any non-cash collateral is presented below. Non-cash collateral is held by a third-party bank for the benefit of a fund and the borrower. A fund is not permitted to sell or re-pledge non-cash collateral except in the event of borrower default, and therefore it is not included in the Schedule of Investments or Statement of Assets and Liabilities.

Amount ($)
Fidelity SAI Small-Mid Cap Momentum Index Fund	61,506
9. Expense Reductions.
The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .05% of average net assets. This reimbursement will remain in place through November 30, 2026. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $206,544.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $233.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

In addition, the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

	Strategic Advisers Fidelity U.S. Total Stock Fund	Strategic Advisers U.S. Total Stock Fund
Fidelity SAI Small-Mid Cap Momentum Index Fund	79%	13%

Mutual funds managed by the investment adviser or its affiliates, in aggregate, were the owners of record of more than 20% of the total outstanding shares.

Fund	% of shares held
Fidelity SAI Small-Mid Cap Momentum Index Fund	92%
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity SAI Small-Mid Cap 500 Index Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreement (Sub-Advisory Agreement) for the fund with Geode Capital Management, LLC (Geode) (together, the Advisory Contracts). FMR and Geode are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity U.S. registered funds (Fidelity funds) through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2025 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by Fidelity and Geode from their respective relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by individual Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of Fidelity and Geode, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups and with senior management of Geode. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of the fund.
The Trustees also discussed with representatives of Fidelity, at meetings throughout the year, Fidelity's role in, among other things, overseeing compliance with federal securities laws and other applicable requirements by Geode with respect to the fund and monitoring and overseeing the performance and investment capabilities of Geode. The Trustees considered that the Board had received from Fidelity periodic reports about its oversight and due diligence processes, as well as periodic reports regarding the performance of Geode.
The Board also considered the nature, extent and quality of services provided by Geode. The Trustees noted that under the Sub-Advisory Agreement, subject to oversight by Fidelity, Geode is responsible for, among other things, identifying investments and arranging for execution of portfolio transactions to implement the fund's investment strategy. In addition, the Trustees noted that Geode is responsible for providing such reporting as may be requested by Fidelity to fulfill its oversight responsibilities discussed above.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staffs, such as size, education, experience, and resources, as well as Fidelity's and Geode's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity's and Geode's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's and Geode's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, cybersecurity, technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and by FMR's affiliates under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account and market information over the Internet, via the Fidelity mobile app and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against the index the fund seeks to track (benchmark index). The Board also periodically considers the fund's tracking error versus its benchmark index. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds over different time periods and discussed with the Investment Advisers the reasons for such underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that an index fund's performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) of the fund compared to the fund's benchmark index, over appropriate time periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of the fund's management fee and total expense ratio, the Board considered the fund's management fee rate as well as other fund expenses, such as custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "total peer groups") that were compiled by Fidelity based on combining similar Morningstar categories that have comparable investment mandates and sales load types (as classified by Lipper). The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) of the fund relative to the funds and classes in the total peer group; (ii) gross management fee comparisons of the fund relative to a subset of non-Fidelity funds in the total peer group that are similar in size to the fund (referred to as the "asset-sized peer group"); (iii) total expense comparisons of the fund relative to the total peer group; and (iv) total expense comparisons (excluding performance adjustments and fund-paid 12b-1 fees) of the fund relative to the asset-sized peer group. The asset-sized peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the total peer group for 2024 and below the competitive median of the asset-sized peer group for 2024. Further, the information provided to the Board indicated that the total expense ratio of the fund ranked below the competitive median of the total peer group for 2024 and below the competitive median of the asset-sized peer group for 2024.
Fees Charged to Other Clients. The Board also considered fee structures and other information with respect to clients of Fidelity and Geode other than the fund, such as other funds advised or subadvised by Fidelity or Geode, pension plan clients, and other institutional clients with similar investment mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of the fund and all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's and Geode's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's and Geode's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
The Board also considered information regarding the profitability of Geode's relationship with the fund.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) and their shareholders have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale. The Board's consideration of these matters was informed by the findings of the committee.
The Board concluded, taking into account the analysis of the Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) portfolio manager changes that have occurred during the past year; (ii) hiring, training, compensating, and retaining adviser and sub-adviser personnel; (iii) the terms of the funds' various management fee structures and arrangements for transfer agent and pricing and bookkeeping services; (iv) Fidelity's fund profitability methodology, profitability trends for certain funds and asset classes, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (v) information about the role of fund profitability in considering changes to the fund lineup; (vi) the types of management fee and total expense comparisons provided, and challenges and limitations associated with such information; (vii) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (viii) matters related to money market funds, bond funds, allocation funds, exchange-traded funds, and target date funds; (ix) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; and (x) the terms of management contracts between Fidelity and other funds and products not overseen by the Board.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through September 30, 2026.

1.9868214.110
SV3-SANN-0426
Fidelity® SAI Real Estate Index Fund

Semi-Annual Report
January 31, 2026
Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
The MSCI indexes are the exclusive property of MSCI Inc. ("MSCI"). MSCI and the MSCI index names are service mark(s) of MSCI or its affiliates and have been licensed for use for certain purposes by Fidelity. The financial products referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such financial products or any index on which such financial products are based. The prospectus contains a more detailed description of the limited relationship MSCI has with Fidelity and any relevant financial products. No purchaser, seller or holder of this product, or any other person or entity, should use or refer to any MSCI trade name, trademark or service mark to sponsor, endorse, market or promote this product without first contacting MSCI to determine whether MSCI's permission is required. Under no circumstances may any person or entity claim any affiliation with MSCI without the prior written permission of MSCI.
The index is a product of S&P Dow Jones Indices LLC or its affiliates ("SPDJI") and has been licensed for us by Fidelity. S&P®;, S&P 500®, US 500, The 500, iBoxx®, iTraxx® and CDX® are trademarks of S&P Global, Inc. or its affiliates ("S&P") and Dow Jones®; is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones"). The fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the index or indices.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® SAI Real Estate Index Fund
Schedule of Investments January 31, 2026 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.7%
	Shares	Value ($)
UNITED STATES - 99.7%
Real Estate - 99.7%
Diversified REITs - 2.1%
Alexander & Baldwin Inc	8,258	171,271
American Assets Trust Inc	5,737	103,610
Armada Hoffler Properties Inc Class A	9,429	65,720
Broadstone Net Lease Inc Class A	21,249	393,319
CTO Realty Growth Inc	3,096	55,016
Essential Properties Realty Trust Inc	19,107	580,089
Gladstone Commercial Corp	5,249	61,151
Global Net Lease Inc	22,407	211,970
NexPoint Diversified Real Estate Trust	575	2,754
WP Carey Inc	24,514	1,709,852
		3,354,752
Health Care REITs - 14.8%
Alexandria Real Estate Equities Inc	17,820	973,685
American Healthcare REIT Inc (b)	16,604	778,894
CareTrust REIT Inc	24,019	896,869
Community Healthcare Trust Inc	3,401	58,769
Diversified Healthcare Trust	18,790	109,170
Global Medical REIT Inc	1,543	53,295
Healthcare Realty Trust Inc	42,805	718,696
Healthpeak Properties Inc	80,021	1,379,562
LTC Properties Inc	4,941	180,198
Medical Properties Trust Inc (b)	67,831	340,512
National Health Investors Inc	4,956	406,987
Omega Healthcare Investors Inc	29,562	1,297,181
Sabra Health Care REIT Inc	26,191	490,557
Sila Realty Trust Inc	6,063	147,634
Universal Health Realty Income Trust	1,574	62,535
Ventas Inc	45,911	3,565,907
Welltower Inc	67,082	12,635,566
		24,096,017
Hotel & Resort REITs - 2.2%
Apple Hospitality REIT Inc	26,506	308,530
Chatham Lodging Trust	5,513	39,197
DiamondRock Hospitality Co	23,680	217,382
Host Hotels & Resorts Inc	79,116	1,466,020
Park Hotels & Resorts Inc	24,377	266,441
Pebblebrook Hotel Trust	13,479	153,930
RLJ Lodging Trust	18,289	135,887
Ryman Hospitality Properties Inc	6,358	602,103
Service Properties Trust	19,135	38,079
Summit Hotel Properties Inc	12,460	55,073
Sunstone Hotel Investors Inc	22,057	193,440
Xenia Hotels & Resorts Inc	11,439	168,725
		3,644,807
Industrial REITs - 11.4%
Americold Realty Trust Inc	30,807	382,315
EastGroup Properties Inc	5,400	980,856
First Industrial Realty Trust Inc	14,810	859,424
Lineage Inc	7,618	272,039
LXP Industrial Trust	6,686	331,291
One Liberty Properties Inc	2,198	47,367
Prologis Inc	101,106	13,200,400
Rexford Industrial Realty Inc	24,593	996,754
STAG Industrial Inc Class A	20,316	762,053
Terreno Realty Corp	10,915	671,709
		18,504,208
Office REITs - 2.8%
Brandywine Realty Trust	21,153	59,863
BXP Inc	16,775	1,084,839
COPT Defense Properties	12,567	387,189
Cousins Properties Inc	18,420	464,921
Douglas Emmett Inc	19,296	203,766
Easterly Government Properties Inc (b)	4,556	106,565
Empire State Realty Trust Inc Class A	15,821	104,893
Highwoods Properties Inc	12,102	312,837
Hudson Pacific Properties Inc (c)	5,396	46,514
JBG SMITH Properties	9,854	165,941
Kilroy Realty Corp	12,621	435,172
NET Lease Office Properties	1,450	28,289
Peakstone Realty Trust	4,205	65,682
Piedmont Realty Trust Inc Class A1	13,757	115,834
SL Green Realty Corp	7,960	356,449
Vornado Realty Trust	18,240	581,491
		4,520,245
Real Estate Management & Development - 9.2%
CBRE Group Inc Class A (c)	32,857	5,596,533
Compass Inc Class A (c)	66,035	826,758
CoStar Group Inc (c)	47,022	2,891,853
Cushman & Wakefield Ltd	25,588	420,667
eXp World Holdings Inc (b)	8,942	80,836
Forestar Group Inc (c)	2,287	59,508
Howard Hughes Holdings Inc (c)	3,638	297,079
Jones Lang LaSalle Inc (c)	5,319	1,903,723
Kennedy-Wilson Holdings Inc (b)	12,606	124,169
Landbridge Co LLC Class A (b)	1,643	94,407
Marcus & Millichap Inc	2,863	77,874
Newmark Group Inc Class A	16,219	289,185
Opendoor Technologies Inc Class A (c)	90,295	465,019
Opendoor Technologies Inc warrants 11/20/2026 (c)	3,116	2,655
Opendoor Technologies Inc warrants 11/20/2026 (c)	3,116	1,419
Opendoor Technologies Inc warrants 11/20/2026 (c)	3,116	1,234
RMR Group Inc/The Class A	2,076	31,450
Seritage Growth Properties Class A (c)	4,215	13,909
St Joe Co/The	4,427	293,023
Tejon Ranch Co (b)(c)	2,175	34,996
Zillow Group Inc Class A (c)	6,415	399,270
Zillow Group Inc Class C (c)	17,500	1,103,025
		15,008,592
Residential REITs - 11.3%
American Homes 4 Rent Class A	36,878	1,155,019
Apartment Investment and Management Co Class A	14,070	82,732
AvalonBay Communities Inc	15,941	2,832,237
Camden Property Trust	12,011	1,309,800
Centerspace	1,802	115,815
Equity LifeStyle Properties Inc	19,846	1,253,672
Equity Residential	38,301	2,386,918
Essex Property Trust Inc	7,201	1,813,716
Independence Realty Trust Inc	25,219	421,157
Invitation Homes Inc	66,843	1,786,713
Mid-America Apartment Communities Inc	13,099	1,759,196
NexPoint Residential Trust Inc	2,681	81,019
Sun Communities Inc	13,951	1,777,776
UDR Inc	35,063	1,302,590
UMH Properties Inc	8,058	125,947
Veris Residential Inc	8,980	136,406
		18,340,713
Retail REITs - 14.0%
Acadia Realty Trust	13,035	260,830
Agree Realty Corp	11,267	813,815
Alexander's Inc	279	68,327
Brixmor Property Group Inc	33,723	903,439
CBL & Associates Properties Inc	1,381	49,440
Curbline Properties Corp	10,530	255,353
Federal Realty Investment Trust	8,341	843,776
Getty Realty Corp	5,839	174,353
InvenTrust Properties Corp	8,252	242,526
Kimco Realty Corp	75,810	1,598,075
Kite Realty Group Trust	24,545	576,562
Macerich Co/The	27,951	529,112
NETSTREIT Corp (b)	8,846	166,659
NNN REIT Inc	20,596	858,235
Phillips Edison & Co Inc	13,499	489,069
Realty Income Corp	96,799	5,920,227
Regency Centers Corp	19,604	1,428,543
Saul Centers Inc	1,404	44,548
Simon Property Group Inc	35,828	6,854,255
SITE Centers Corp	5,613	34,351
Tanger Inc	12,180	398,530
Urban Edge Properties	13,578	263,821
Whitestone REIT	4,896	69,719
		22,843,565
Specialized REITs - 31.9%
American Tower Corp	51,194	9,178,060
Crown Castle Inc	48,331	4,195,614
CubeSmart	25,465	955,701
Digital Realty Trust Inc	36,385	6,038,091
EPR Properties	8,573	465,000
Equinix Inc	8,954	7,350,607
Extra Space Storage Inc	23,802	3,283,962
Farmland Partners Inc	5,097	59,176
Four Corners Property Trust Inc	10,629	262,005
Gaming and Leisure Properties Inc	30,589	1,368,858
Gladstone Land Corp	3,993	44,522
Iron Mountain Inc	32,929	3,033,749
Lamar Advertising Co Class A	9,833	1,261,672
Millrose Properties Inc Class A	12,892	384,182
National Storage Affiliates Trust	8,537	271,562
Outfront Media Inc	15,061	366,284
PotlatchDeltic Corp	9,057	377,949
Public Storage	17,525	4,840,230
Rayonier Inc	17,537	398,791
Safehold Inc	5,493	77,506
SBA Communications Corp Class A	12,131	2,233,438
Smartstop Self Storage REIT Inc	585	18,392
VICI Properties Inc	117,476	3,298,726
Weyerhaeuser Co	82,134	2,117,415
		51,881,492
TOTAL UNITED STATES		162,194,391
TOTAL COMMON STOCKS (Cost $162,272,522)		162,194,391

U.S. Treasury Obligations - 0.0%
	Yield (%) (d)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 2/12/2026 (e) (Cost $41,951)	3.82	42,000	41,958

Money Market Funds - 0.9%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f)	3.70	384,251	384,327
Fidelity Securities Lending Cash Central Fund (f)(g)	3.70	1,150,153	1,150,269
TOTAL MONEY MARKET FUNDS (Cost $1,534,596)			1,534,596

TOTAL INVESTMENT IN SECURITIES - 100.6% (Cost $163,849,069)	163,770,945
NET OTHER ASSETS (LIABILITIES) - (0.6)%	(959,541)
NET ASSETS - 100.0%	162,811,404

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Equity Contracts
CBOT Dow Jones US Real Estate Index Contracts (United States)	17	3/2026	621,690	13,632

The notional amount of long futures as a percentage of Net Assets is 0.4%.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security is on loan at period end.
(c)	Non-income producing.
(d)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $41,958.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	321,149	5,444,002	5,380,908	7,148	84	-	384,327	384,251	0.0%
Fidelity Securities Lending Cash Central Fund	1,708,400	10,281,380	10,839,474	5,695	(37)	-	1,150,269	1,150,153	0.0%
Total	2,029,549	15,725,382	16,220,382	12,843	47	-	1,534,596

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of January 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Real Estate	162,194,391	162,194,391	-	-

U.S. Treasury Obligations	41,958	-	41,958	-

Money Market Funds	1,534,596	1,534,596	-	-
Total Investments in Securities:	163,770,945	163,728,987	41,958	-
Derivative Instruments:

Assets
Futures Contracts	13,632	13,632	-	-
Total Assets	13,632	13,632	-	-
Total Derivative Instruments:	13,632	13,632	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of January 31, 2026. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	13,632	-
Total Equity Risk	13,632	-
Total Value of Derivatives	13,632	-

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of January 31, 2026 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $1,111,531) - See accompanying schedule:
Unaffiliated issuers (cost $162,314,473)	$162,236,349
Fidelity Central Funds (cost $1,534,596)	1,534,596

Total Investment in Securities (cost $163,849,069)		$163,770,945
Segregated cash with brokers for derivative instruments		35,360
Receivable for fund shares sold		97,920
Dividends receivable		170,078
Distributions receivable from Fidelity Central Funds		1,683
Prepaid expenses		106
Receivable from investment adviser for expense reductions		5,135
Other receivables		7,766
Total assets		164,088,993
Liabilities
Payable for fund shares redeemed	$82,939
Accrued management fee	9,506
Payable for daily variation margin on futures contracts	900
Other payables and accrued expenses	33,939
Collateral on securities loaned	1,150,305
Total liabilities		1,277,589
Net Assets		$162,811,404
Net Assets consist of:
Paid in capital		$177,071,641
Total accumulated earnings (loss)		(14,260,237)
Net Assets		$162,811,404
Net Asset Value, offering price and redemption price per share ($162,811,404 ÷ 31,444,221 shares)		$5.18
Statement of Operations
Six months ended January 31, 2026 (Unaudited)
Investment Income
Dividends		$2,618,716
Interest		1,393
Income from Fidelity Central Funds (including $5,695 from security lending)		12,843
Total income		2,632,952
Expenses
Management fee	$59,501
Custodian fees and expenses	7,667
Independent trustees' fees and expenses	203
Registration fees	24,822
Audit fees	30,310
Legal	106
Miscellaneous	280
Total expenses before reductions	122,889
Expense reductions	(63,124)
Total expenses after reductions		59,765
Net Investment income (loss)		2,573,187
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(1,389,900)
Fidelity Central Funds	47
Futures contracts	(7,803)
Total net realized gain (loss)		(1,397,656)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	4,919,528
Futures contracts	14,896
Total change in net unrealized appreciation (depreciation)		4,934,424
Net gain (loss)		3,536,768
Net increase (decrease) in net assets resulting from operations		$6,109,955
Statement of Changes in Net Assets

	Six months ended January 31, 2026 (Unaudited)	Year ended July 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,573,187	$3,638,791
Net realized gain (loss)	(1,397,656)	(488,338)
Change in net unrealized appreciation (depreciation)	4,934,424	(5,808,828)
Net increase (decrease) in net assets resulting from operations	6,109,955	(2,658,375)
Distributions to shareholders	(4,120,755)	(3,028,436)

Share transactions
Proceeds from sales of shares	20,654,418	207,858,606
Reinvestment of distributions	3,265,481	2,370,527
Cost of shares redeemed	(35,908,917)	(34,309,743)

Net increase (decrease) in net assets resulting from share transactions	(11,989,018)	175,919,390
Total increase (decrease) in net assets	(9,999,818)	170,232,579

Net Assets
Beginning of period	172,811,222	2,578,643
End of period	$162,811,404	$172,811,222

Other Information
Shares
Sold	4,006,247	39,573,340
Issued in reinvestment of distributions	639,917	459,005
Redeemed	(6,938,150)	(6,639,631)
Net increase (decrease)	(2,291,986)	33,392,714

Financial Highlights
Fidelity® SAI Real Estate Index Fund

	Six months ended January 31, 2026 (Unaudited)	Years ended July 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$5.12	$7.51	$7.13	$11.98	$13.17	$9.67
Income from Investment Operations
Net investment income (loss) A,B	.08	.17	.23	.26	.29	.28
Net realized and unrealized gain (loss)	.11	.08 C	.47	(1.38)	(.79)	3.48
Total from investment operations	.19	.25	.70	(1.12)	(.50)	3.76
Distributions from net investment income	(.12)	(1.86)	(.11)	(.34)	(.21)	(.26)
Distributions from net realized gain	(.01)	(.78)	(.20)	(3.39)	(.48)	-
Total distributions	(.13)	(2.64)	(.32) D	(3.73)	(.69)	(.26)
Net asset value, end of period	$5.18	$5.12	$7.51	$7.13	$11.98	$13.17
Total Return E,F	3.72%	2.45%	10.30%	(9.67)%	(4.24)%	39.72%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.14% I	.18%	.18%	.16%	.09%	.09%
Expenses net of fee waivers, if any	.07 % I	.07%	.07%	.09%	.07%	.07%
Expenses net of all reductions, if any	.07% I	.07%	.07%	.09%	.07%	.07%
Net investment income (loss)	3.03% I	3.22%	3.36%	3.10%	2.28%	2.58%
Supplemental Data
Net assets, end of period (000 omitted)	$162,811	$172,811	$2,579	$83,130	$406,787	$747,826
Portfolio turnover rate J	9 % I	15%	7%	8%	13%	53%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended January 31, 2026

1. Organization.
Fidelity SAI Real Estate Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2026 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to short-term capital gain dividends, certain corporate actions, futures contracts, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$13,780,736
Gross unrealized depreciation	(14,533,492)
Net unrealized appreciation (depreciation)	$(752,756)
Tax cost	$164,537,333

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(608,222)
Long-term	(11,418,962)
Total capital loss carryforward	$(12,027,184)

Due to large redemptions in a prior period, approximately $12,027,184 of the Fund's realized capital losses are subject to limitation. Due to this limitation, the Fund will only be permitted to use approximately $70,663 of those capital losses per year to offset capital gains.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity SAI Real Estate Index Fund	7,978,309	20,870,239

6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .07% of the Fund's average net assets.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
Fidelity SAI Real Estate Index Fund	143
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity SAI Real Estate Index Fund	577	2	-
9. Expense Reductions.
The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .07% of average net assets. This reimbursement will remain in place through November 30, 2026. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $63,124.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity SAI Real Estate Index Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreement (Sub-Advisory Agreement) for the fund with Geode Capital Management, LLC (Geode) (together, the Advisory Contracts). FMR and Geode are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity U.S. registered funds (Fidelity funds) through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2025 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by Fidelity and Geode from their respective relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by individual Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of Fidelity and Geode, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups and with senior management of Geode. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of the fund.
The Trustees also discussed with representatives of Fidelity, at meetings throughout the year, Fidelity's role in, among other things, overseeing compliance with federal securities laws and other applicable requirements by Geode with respect to the fund and monitoring and overseeing the performance and investment capabilities of Geode. The Trustees considered that the Board had received from Fidelity periodic reports about its oversight and due diligence processes, as well as periodic reports regarding the performance of Geode.
The Board also considered the nature, extent and quality of services provided by Geode. The Trustees noted that under the Sub-Advisory Agreement, subject to oversight by Fidelity, Geode is responsible for, among other things, identifying investments and arranging for execution of portfolio transactions to implement the fund's investment strategy. In addition, the Trustees noted that Geode is responsible for providing such reporting as may be requested by Fidelity to fulfill its oversight responsibilities discussed above.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staffs, such as size, education, experience, and resources, as well as Fidelity's and Geode's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity's and Geode's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's and Geode's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, cybersecurity, technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and by FMR's affiliates under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account and market information over the Internet, via the Fidelity mobile app and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against the index the fund seeks to track (benchmark index). The Board also periodically considers the fund's tracking error versus its benchmark index. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds over different time periods and discussed with the Investment Advisers the reasons for such underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that an index fund's performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) of the fund compared to the fund's benchmark index, over appropriate time periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of the fund's management fee and total expense ratio, the Board considered the fund's management fee rate as well as other fund expenses, such as custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "total peer groups") that were compiled by Fidelity based on combining similar Morningstar categories that have comparable investment mandates and sales load types (as classified by Lipper). The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) of the fund relative to the funds and classes in the total peer group; (ii) gross management fee comparisons of the fund relative to a subset of non-Fidelity funds in the total peer group that are similar in size to the fund (referred to as the "asset-sized peer group"); (iii) total expense comparisons of the fund relative to the total peer group; and (iv) total expense comparisons (excluding performance adjustments and fund-paid 12b-1 fees) of the fund relative to the asset-sized peer group. The asset-sized peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the total peer group for 2024 and below the competitive median of the asset-sized peer group for 2024. Further, the information provided to the Board indicated that the total expense ratio of the fund ranked below the competitive median of the total peer group for 2024 and below the competitive median of the asset-sized peer group for 2024.
Fees Charged to Other Clients. The Board also considered fee structures and other information with respect to clients of Fidelity and Geode other than the fund, such as other funds advised or subadvised by Fidelity or Geode, pension plan clients, and other institutional clients with similar investment mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of the fund and all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's and Geode's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's and Geode's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
The Board also considered information regarding the profitability of Geode's relationship with the fund.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) and their shareholders have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale. The Board's consideration of these matters was informed by the findings of the committee.
The Board concluded, taking into account the analysis of the Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) portfolio manager changes that have occurred during the past year; (ii) hiring, training, compensating, and retaining adviser and sub-adviser personnel; (iii) the terms of the funds' various management fee structures and arrangements for transfer agent and pricing and bookkeeping services; (iv) Fidelity's fund profitability methodology, profitability trends for certain funds and asset classes, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (v) information about the role of fund profitability in considering changes to the fund lineup; (vi) the types of management fee and total expense comparisons provided, and challenges and limitations associated with such information; (vii) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (viii) matters related to money market funds, bond funds, allocation funds, exchange-traded funds, and target date funds; (ix) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; and (x) the terms of management contracts between Fidelity and other funds and products not overseen by the Board.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through September 30, 2026.

1.9870988.109
SV8-SANN-0426
Fidelity® Real Estate Index Fund

Semi-Annual Report
January 31, 2026
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
The MSCI indexes are the exclusive property of MSCI Inc. ("MSCI"). MSCI and the MSCI index names are service mark(s) of MSCI or its affiliates and have been licensed for use for certain purposes by Fidelity. The financial products referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such financial products or any index on which such financial products are based. The prospectus contains a more detailed description of the limited relationship MSCI has with Fidelity and any relevant financial products. No purchaser, seller or holder of this product, or any other person or entity, should use or refer to any MSCI trade name, trademark or service mark to sponsor, endorse, market or promote this product without first contacting MSCI to determine whether MSCI's permission is required. Under no circumstances may any person or entity claim any affiliation with MSCI without the prior written permission of MSCI.
The index is a product of S&P Dow Jones Indices LLC or its affiliates ("SPDJI") and has been licensed for us by Fidelity. S&P®;, S&P 500®, US 500, The 500, iBoxx®, iTraxx® and CDX® are trademarks of S&P Global, Inc. or its affiliates ("S&P") and Dow Jones®; is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones"). The fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the index or indices.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Real Estate Index Fund
Schedule of Investments January 31, 2026 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.7%
	Shares	Value ($)
UNITED STATES - 99.7%
Real Estate - 99.7%
Diversified REITs - 2.1%
Alexander & Baldwin Inc	151,535	3,142,836
American Assets Trust Inc	104,913	1,894,729
Armada Hoffler Properties Inc Class A	174,234	1,214,411
Broadstone Net Lease Inc Class A (b)	389,118	7,202,574
CTO Realty Growth Inc	56,671	1,007,044
Essential Properties Realty Trust Inc	350,958	10,655,085
Gladstone Commercial Corp	95,302	1,110,268
Global Net Lease Inc	408,850	3,867,721
NexPoint Diversified Real Estate Trust	12,282	58,830
WP Carey Inc	449,954	31,384,292
		61,537,790
Health Care REITs - 14.8%
Alexandria Real Estate Equities Inc	327,017	17,868,209
American Healthcare REIT Inc	304,896	14,302,671
CareTrust REIT Inc	440,315	16,441,362
Community Healthcare Trust Inc	62,384	1,077,996
Diversified Healthcare Trust	344,466	2,001,347
Global Medical REIT Inc	28,212	974,442
Healthcare Realty Trust Inc	785,355	13,186,110
Healthpeak Properties Inc	1,468,634	25,319,250
LTC Properties Inc	90,819	3,312,169
Medical Properties Trust Inc (b)	1,245,378	6,251,798
National Health Investors Inc	90,820	7,458,138
Omega Healthcare Investors Inc	542,528	23,806,129
Sabra Health Care REIT Inc	480,088	8,992,048
Sila Realty Trust Inc	111,419	2,713,053
Universal Health Realty Income Trust	29,102	1,156,222
Ventas Inc	842,700	65,452,510
Welltower Inc	1,231,134	231,896,401
		442,209,855
Hotel & Resort REITs - 2.2%
Apple Hospitality REIT Inc	485,705	5,653,606
Chatham Lodging Trust	103,596	736,568
DiamondRock Hospitality Co	434,997	3,993,272
Host Hotels & Resorts Inc	1,451,974	26,905,078
Park Hotels & Resorts Inc	445,953	4,874,266
Pebblebrook Hotel Trust	247,662	2,828,300
RLJ Lodging Trust	334,332	2,484,087
Ryman Hospitality Properties Inc	116,806	11,061,528
Service Properties Trust	345,016	686,582
Summit Hotel Properties Inc	232,068	1,025,741
Sunstone Hotel Investors Inc	405,495	3,556,191
Xenia Hotels & Resorts Inc	210,494	3,104,787
		66,910,006
Industrial REITs - 11.4%
Americold Realty Trust Inc	564,728	7,008,274
EastGroup Properties Inc	99,113	18,002,885
First Industrial Realty Trust Inc	271,672	15,765,126
Lineage Inc (b)	139,812	4,992,687
LXP Industrial Trust	122,494	6,069,578
One Liberty Properties Inc	40,465	872,021
Prologis Inc	1,855,566	242,262,697
Rexford Industrial Realty Inc	451,170	18,285,920
STAG Industrial Inc Class A	373,244	14,000,382
Terreno Realty Corp	200,598	12,344,801
		339,604,371
Office REITs - 2.8%
Brandywine Realty Trust	386,828	1,094,723
BXP Inc	308,128	19,926,638
COPT Defense Properties	230,774	7,110,147
Cousins Properties Inc	338,240	8,537,178
Douglas Emmett Inc	354,617	3,744,756
Easterly Government Properties Inc	84,340	1,972,713
Empire State Realty Trust Inc Class A	289,086	1,916,640
Highwoods Properties Inc	222,166	5,742,991
Hudson Pacific Properties Inc (c)	98,254	846,948
JBG SMITH Properties	180,563	3,040,681
Kilroy Realty Corp	231,372	7,977,707
NET Lease Office Properties	27,120	529,110
Peakstone Realty Trust	77,350	1,208,207
Piedmont Realty Trust Inc Class A1 (b)	251,983	2,121,697
SL Green Realty Corp	145,996	6,537,701
Vornado Realty Trust	334,620	10,667,686
		82,975,523
Real Estate Management & Development - 9.2%
CBRE Group Inc Class A (c)	603,020	102,712,397
Compass Inc Class A (c)	1,211,494	15,167,905
CoStar Group Inc (c)	862,981	53,073,332
Cushman & Wakefield Ltd	470,221	7,730,433
eXp World Holdings Inc (b)	165,016	1,491,745
Forestar Group Inc (c)	42,116	1,095,858
Howard Hughes Holdings Inc (c)	66,810	5,455,705
Jones Lang LaSalle Inc (c)	97,622	34,939,890
Kennedy-Wilson Holdings Inc (b)	230,703	2,272,425
Landbridge Co LLC Class A (b)	30,242	1,737,705
Marcus & Millichap Inc	53,001	1,441,627
Newmark Group Inc Class A	297,199	5,299,058
Opendoor Technologies Inc Class A (c)	1,658,031	8,538,860
Opendoor Technologies Inc warrants 11/20/2026 (c)	51,994	44,294
Opendoor Technologies Inc warrants 11/20/2026 (c)	51,994	23,683
Opendoor Technologies Inc warrants 11/20/2026 (c)	51,994	20,589
RMR Group Inc/The Class A	39,649	600,682
Seritage Growth Properties Class A (c)	74,432	245,626
St Joe Co/The	81,033	5,363,574
Tejon Ranch Co (c)	39,564	636,585
Zillow Group Inc Class A (c)	127,768	7,952,280
Zillow Group Inc Class C (c)	311,099	19,608,570
		275,452,823
Residential REITs - 11.3%
American Homes 4 Rent Class A	677,050	21,205,206
Apartment Investment and Management Co Class A	255,519	1,502,452
AvalonBay Communities Inc	292,609	51,987,841
Camden Property Trust	220,489	24,044,325
Centerspace	32,979	2,119,560
Equity LifeStyle Properties Inc	364,158	23,003,861
Equity Residential	703,009	43,811,521
Essex Property Trust Inc	132,169	33,289,406
Independence Realty Trust Inc	462,838	7,729,395
Invitation Homes Inc	1,227,009	32,797,951
Mid-America Apartment Communities Inc	240,426	32,289,212
NexPoint Residential Trust Inc	49,153	1,485,404
Sun Communities Inc	256,049	32,628,324
UDR Inc	643,788	23,916,724
UMH Properties Inc	147,940	2,312,302
Veris Residential Inc	165,228	2,509,813
		336,633,297
Retail REITs - 14.0%
Acadia Realty Trust	239,326	4,788,913
Agree Realty Corp	206,822	14,938,753
Alexander's Inc	5,147	1,260,500
Brixmor Property Group Inc	618,632	16,573,151
CBL & Associates Properties Inc	25,884	926,647
Curbline Properties Corp	192,689	4,672,708
Federal Realty Investment Trust	152,977	15,475,153
Getty Realty Corp	107,261	3,202,813
InvenTrust Properties Corp	151,540	4,453,761
Kimco Realty Corp	1,391,262	29,327,803
Kite Realty Group Trust	450,083	10,572,450
Macerich Co/The	512,385	9,699,448
NETSTREIT Corp	162,933	3,069,658
NNN REIT Inc	377,608	15,734,925
Phillips Edison & Co Inc	247,787	8,977,323
Realty Income Corp	1,776,489	108,650,067
Regency Centers Corp	359,863	26,223,217
Saul Centers Inc	26,511	841,194
Simon Property Group Inc	657,615	125,808,326
SITE Centers Corp	104,456	639,271
Tanger Inc	223,137	7,301,043
Urban Edge Properties	249,165	4,841,276
Whitestone REIT	90,262	1,285,331
		419,263,731
Specialized REITs - 31.9%
American Tower Corp	939,518	168,436,788
Crown Castle Inc	886,963	76,997,258
CubeSmart	467,205	17,534,204
Digital Realty Trust Inc	667,757	110,814,274
EPR Properties	157,162	8,524,467
Equinix Inc	164,336	134,908,352
Extra Space Storage Inc	436,779	60,262,399
Farmland Partners Inc	92,353	1,072,218
Four Corners Property Trust Inc	195,073	4,808,549
Gaming and Leisure Properties Inc	561,500	25,127,125
Gladstone Land Corp	74,397	829,527
Iron Mountain Inc	604,326	55,676,554
Lamar Advertising Co Class A	180,461	23,154,951
Millrose Properties Inc Class A	236,155	7,037,419
National Storage Affiliates Trust	156,663	4,983,450
Outfront Media Inc	275,750	6,706,240
PotlatchDeltic Corp	166,012	6,927,681
Public Storage	321,609	88,825,190
Rayonier Inc	321,556	7,312,183
Safehold Inc	101,375	1,430,401
SBA Communications Corp Class A	222,613	40,985,279
Smartstop Self Storage REIT Inc	10,772	338,672
VICI Properties Inc	2,156,230	60,546,938
Weyerhaeuser Co	1,507,345	38,859,354
		952,099,473
TOTAL UNITED STATES		2,976,686,869
TOTAL COMMON STOCKS (Cost $2,577,315,861)		2,976,686,869

U.S. Treasury Obligations - 0.0%
	Yield (%) (d)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 2/12/2026 (e) (Cost $653,244)	3.82	654,000	653,347

Money Market Funds - 0.8%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f)	3.70	4,524,304	4,525,209
Fidelity Securities Lending Cash Central Fund (f)(g)	3.70	18,420,627	18,422,469
TOTAL MONEY MARKET FUNDS (Cost $22,947,678)			22,947,678

TOTAL INVESTMENT IN SECURITIES - 100.5% (Cost $2,600,916,783)	3,000,287,894
NET OTHER ASSETS (LIABILITIES) - (0.5)%	(13,572,702)
NET ASSETS - 100.0%	2,986,715,192

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Equity Contracts
CBOT Dow Jones US Real Estate Index Contracts (United States)	155	3/2026	5,668,350	112,496
CME E-Mini S&P MidCap 400 Index Contracts (United States)	7	3/2026	2,413,250	29,180

TOTAL FUTURES CONTRACTS				141,676
The notional amount of long futures as a percentage of Net Assets is 0.3%.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security is on loan at period end.
(c)	Non-income producing.
(d)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $503,497.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	6,388,226	121,602,683	123,465,703	132,973	3	-	4,525,209	4,524,304	0.0%
Fidelity Securities Lending Cash Central Fund	23,206,517	110,859,340	115,643,672	89,211	284	-	18,422,469	18,420,627	0.1%
Total	29,594,743	232,462,023	239,109,375	222,184	287	-	22,947,678

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of January 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Real Estate	2,976,686,869	2,976,686,869	-	-

U.S. Treasury Obligations	653,347	-	653,347	-

Money Market Funds	22,947,678	22,947,678	-	-
Total Investments in Securities:	3,000,287,894	2,999,634,547	653,347	-
Derivative Instruments:

Assets
Futures Contracts	141,676	141,676	-	-
Total Assets	141,676	141,676	-	-
Total Derivative Instruments:	141,676	141,676	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of January 31, 2026. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	141,676	-
Total Equity Risk	141,676	-
Total Value of Derivatives	141,676	-

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of January 31, 2026 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $17,843,130) - See accompanying schedule:
Unaffiliated issuers (cost $2,577,969,105)	$2,977,340,216
Fidelity Central Funds (cost $22,947,678)	22,947,678

Total Investment in Securities (cost $2,600,916,783)		$3,000,287,894
Receivable for fund shares sold		5,190,096
Dividends receivable		3,078,553
Distributions receivable from Fidelity Central Funds		23,230
Other receivables		136,000
Total assets		3,008,715,773
Liabilities
Payable for fund shares redeemed	$3,392,812
Accrued management fee	172,203
Payable for daily variation margin on futures contracts	23,416
Collateral on securities loaned	18,412,150
Total liabilities		22,000,581
Net Assets		$2,986,715,192
Net Assets consist of:
Paid in capital		$2,796,609,748
Total accumulated earnings (loss)		190,105,444
Net Assets		$2,986,715,192
Net Asset Value, offering price and redemption price per share ($2,986,715,192 ÷ 180,220,908 shares)		$16.57
Statement of Operations
Six months ended January 31, 2026 (Unaudited)
Investment Income
Dividends		$43,655,677
Interest		20,789
Income from Fidelity Central Funds (including $89,211 from security lending)		222,184
Total income		43,898,650
Expenses
Management fee	$985,108
Independent trustees' fees and expenses	3,232
Total expenses before reductions	988,340
Expense reductions	(822)
Total expenses after reductions		987,518
Net Investment income (loss)		42,911,132
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(813,835)
Fidelity Central Funds	287
Futures contracts	686,198
Total net realized gain (loss)		(127,350)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	58,001,201
Futures contracts	121,646
Total change in net unrealized appreciation (depreciation)		58,122,847
Net gain (loss)		57,995,497
Net increase (decrease) in net assets resulting from operations		$100,906,629
Statement of Changes in Net Assets

	Six months ended January 31, 2026 (Unaudited)	Year ended July 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$42,911,132	$79,029,605
Net realized gain (loss)	(127,350)	(6,744,268)
Change in net unrealized appreciation (depreciation)	58,122,847	(3,600,030)
Net increase (decrease) in net assets resulting from operations	100,906,629	68,685,307
Distributions to shareholders	(62,666,483)	(74,131,318)

Share transactions
Proceeds from sales of shares	533,251,609	768,227,550
Reinvestment of distributions	54,569,963	65,034,407
Cost of shares redeemed	(312,619,717)	(880,778,269)

Net increase (decrease) in net assets resulting from share transactions	275,201,855	(47,516,312)
Total increase (decrease) in net assets	313,442,001	(52,962,323)

Net Assets
Beginning of period	2,673,273,191	2,726,235,514
End of period	$2,986,715,192	$2,673,273,191

Other Information
Shares
Sold	32,270,156	46,200,228
Issued in reinvestment of distributions	3,350,377	3,974,855
Redeemed	(18,951,882)	(52,895,090)
Net increase (decrease)	16,668,651	(2,720,007)

Financial Highlights
Fidelity® Real Estate Index Fund

	Six months ended January 31, 2026 (Unaudited)	Years ended July 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$16.35	$16.40	$15.27	$17.43	$18.44	$13.58
Income from Investment Operations
Net investment income (loss) A,B	.25	.49	.49	.49	.44	.39
Net realized and unrealized gain (loss)	.33	(.08)	1.09	(2.18)	(1.19)	4.88
Total from investment operations	.58	.41	1.58	(1.69)	(.75)	5.27
Distributions from net investment income	(.36)	(.46)	(.45)	(.47)	(.26)	(.41)
Total distributions	(.36)	(.46)	(.45)	(.47)	(.26)	(.41)
Net asset value, end of period	$16.57	$16.35	$16.40	$15.27	$17.43	$18.44
Total Return C,D	3.62%	2.50%	10.63%	(9.70)%	(4.21)%	39.73%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.07% G	.07%	.07%	.07%	.07%	.07%
Expenses net of fee waivers, if any	.07 % G	.07%	.07%	.07%	.07%	.07%
Expenses net of all reductions, if any	.07% G	.07%	.07%	.07%	.07%	.07%
Net investment income (loss)	3.05% G	2.92%	3.30%	3.25%	2.45%	2.53%
Supplemental Data
Net assets, end of period (000 omitted)	$2,986,715	$2,673,273	$2,726,236	$2,488,753	$2,873,997	$2,939,615
Portfolio turnover rate H	2 % G	13%	5%	13%	10%	44%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended January 31, 2026

1. Organization.
Fidelity Real Estate Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2026 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to short-term capital gains, futures contracts, capital loss carryforwards, certain corporate actions and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$730,620,757
Gross unrealized depreciation	(354,647,331)
Net unrealized appreciation (depreciation)	$375,973,426
Tax cost	$2,624,456,144

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(77,902,626)
Long-term	(108,032,888)
Total capital loss carryforward	$(185,935,514)
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Real Estate Index Fund	299,944,765	32,883,566
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .07% of the Fund's average net assets. Under the management contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Real Estate Index Fund	9,330	97	-
9. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $822.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Real Estate Index Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreement (Sub-Advisory Agreement) for the fund with Geode Capital Management, LLC (Geode) (together, the Advisory Contracts). FMR and Geode are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity U.S. registered funds (Fidelity funds) through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2025 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by Fidelity and Geode from their respective relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by individual Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered the Investment Advisers' staffing as it relates to the fund, including the backgrounds and experience of investment personnel of Fidelity and Geode, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups and with senior management of Geode. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of the fund.
The Trustees also discussed with representatives of Fidelity, at meetings throughout the year, Fidelity's role in, among other things, overseeing compliance with federal securities laws and other applicable requirements by Geode with respect to the fund and monitoring and overseeing the performance and investment capabilities of Geode. The Trustees considered that the Board had received from Fidelity periodic reports about its oversight and due diligence processes, as well as periodic reports regarding the performance of Geode.
The Board also considered the nature, extent and quality of services provided by Geode. The Trustees noted that under the Sub-Advisory Agreement, subject to oversight by Fidelity, Geode is responsible for, among other things, identifying investments and arranging for execution of portfolio transactions to implement the fund's investment strategy. In addition, the Trustees noted that Geode is responsible for providing such reporting as may be requested by Fidelity to fulfill its oversight responsibilities discussed above.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staffs, such as size, education, experience, and resources, as well as Fidelity's and Geode's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity's and Geode's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's and Geode's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, cybersecurity, technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and by FMR's affiliates under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account and market information over the Internet, via the Fidelity mobile app and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against the securities market index the fund seeks to track (benchmark index). The Board also periodically considers the fund's tracking error versus its benchmark index. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds over different time periods and discussed with the Investment Advisers the reasons for such underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that an index fund's performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) of the fund compared to the fund's benchmark index, over appropriate time periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of the fund's management fee and total expense ratio, the Board considered the fund's unitary (subject to certain limited exceptions) fee rate as well as fund expenses paid by FMR under the fund's management contract, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "total peer groups") that were compiled by Fidelity based on combining similar Morningstar categories that have comparable investment mandates and sales load types (as classified by Lipper). The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) of the fund relative to the funds and classes in the total peer group; (ii) gross management fee comparisons of the fund relative to a subset of non-Fidelity funds in the total peer group that are similar in size to the fund (referred to as the "asset-sized peer group"); (iii) total expense comparisons of the fund relative to the total peer group; and (iv) total expense comparisons (excluding performance adjustments and fund-paid 12b-1 fees) of the fund relative to the asset-sized peer group. The asset-sized peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the total peer group for 2024 and below the competitive median of the asset-sized peer group for 2024. Further, the information provided to the Board indicated that the total expense ratio of the fund ranked below the competitive median of the total peer group for 2024 and below the competitive median of the asset-sized peer group for 2024.
Fees Charged to Other Clients. The Board also considered fee structures and other information with respect to clients of Fidelity and Geode other than the fund, such as other funds advised or subadvised by Fidelity or Geode, pension plan clients, and other institutional clients with similar investment mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of the fund and all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's and Geode's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's and Geode's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
The Board also considered information regarding the profitability of Geode's relationship with the fund.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) and their shareholders have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to the fund's current contractual arrangements, its expense ratio will not decline if the fund's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale. The Board's consideration of these matters was informed by the findings of the committee.
The Board concluded, taking into account the analysis of the Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) portfolio manager changes that have occurred during the past year; (ii) hiring, training, compensating, and retaining adviser and sub-adviser personnel; (iii) the terms of the funds' various management fee structures and arrangements for transfer agent and pricing and bookkeeping services; (iv) Fidelity's fund profitability methodology, profitability trends for certain funds and asset classes, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (v) information about the role of fund profitability in considering changes to the fund lineup; (vi) the types of management fee and total expense comparisons provided, and challenges and limitations associated with such information; (vii) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (viii) matters related to money market funds, bond funds, allocation funds, exchange-traded funds, and target date funds; (ix) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; and (x) the terms of management contracts between Fidelity and other funds and products not overseen by the Board.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through September 30, 2026.

1.929346.114
URX-I-SANN-0426

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Salem Street Trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Salem Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	March 25, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	March 25, 2026

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	March 25, 2026